UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06481
                                                     ---------

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 11/30/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    NOVEMBER 30, 2007
--------------------------------------------------------------------------------

                                                    Franklin California
                                                    High Yield Municipal Fund

                                                    Franklin Tennessee
                                                    Municipal Bond Fund

--------------------------------------------------------------------------------
     SEMIANNUAL REPORT AND SHAREHOLDER LETTER           TAX-FREE INCOME
--------------------------------------------------------------------------------

                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                       FRANKLIN
              MUNICIPAL SECURITIES TRUST            Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:

Understanding Interest Rates ..............................................    4

SEMIANNUAL REPORT

Municipal Bond Market Overview ............................................    7

Franklin California High Yield Municipal Fund .............................    9

Franklin Tennessee Municipal Bond Fund ....................................   18

Financial Highlights and Statements of Investments ........................   25

Financial Statements ......................................................   49

Notes to Financial Statements .............................................   53

Shareholder Information ...................................................   62

--------------------------------------------------------------------------------


Semiannual Report

Municipal Bond Market Overview

The six-month period ended November 30, 2007, proved challenging for the municipal bond market. A rather measured pullback in the municipal market was exacerbated mid-period as all financial markets, even those such as the municipal market with no direct exposure, felt the impact of subprime loan defaults. Many major financial institutions tightened credit and reassessed the risk of their direct and indirect exposure to subprime loans. A lack of liquidity across most markets in August contributed to an increase in overall volatility and declining values in many asset classes.

The Federal Open Market Committee (FOMC) took action to address liquidity concerns by lowering the discount rate, which is the interest rate the Federal Reserve charges member banks, 50 basis points (100 basis points equal one percentage point) at a special meeting on August 17. This set the stage for further easing at the September 18 and October 31 meetings, when the FOMC lowered the federal funds target rate 50 and 25 basis points, respectively, to 4.50%. In related actions, the FOMC also reduced the discount rate at those meetings, bringing it to 5.00% at period-end.

Over the reporting period, municipal market returns lagged those of the U.S. Treasury market as uncertainty regarding the impact of problems associated with subprime securities drove global investors to the relative safety of U.S. Treasuries. Furthermore, investors began to require additional compensation for taking on risk, and spreads for credit-driven securities widened. For the six months ended November 30, 2007, the Lehman Brothers Municipal Bond Index had a +2.40% total return, and the Lehman Brothers U.S. Treasury Index returned +7.79%. 1 High yield municipal bonds, as measured by the Lehman Brothers Municipal Bond Index: Non-Investment Grade, had a -2.43% return for the same period. 2

1. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.

2. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index:
Non-Investment Grade includes bonds with a maximum credit rating of Ba1. All bonds included must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index.


                                                           Semiannual Report | 7

In this environment, many investors opted for short- to intermediate-term bonds, which resulted in steeper Treasury and municipal bond curves (spread between short- and longer-term yields). On November 30, 2007, two-year, 10-year and 30-year Treasury yields were 3.04%, 3.97% and 4.38%, respectively. The yields on two-year, 10-year and 30-year Treasuries fell 188, 93 and 63 basis points, respectively, over the six-month period. According to Municipal Market Data, at period-end, two-year, 10-year and 30-year municipal bonds yielded 3.18%, 3.62% and 4.32%, respectively. 3 Yields for the two-year and 10-year fell 50 and 29 basis points, while the 30-year yield rose 7 basis points during the reporting period. 3

3. Source: Thomson Financial.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF NOVEMBER 30, 2007. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


8 | Semiannual Report

Franklin California
High Yield Municipal Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin California High Yield Municipal Fund seeks to provide a high level of income exempt from federal and California personal income taxes by investing at least 80% of its net assets in California municipal securities including higher-yielding, lower rated securities that pay interest free from such taxes. 1 Its secondary goal is capital appreciation.

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin California High Yield Municipal Fund
Based on Total Long-Term Investments as of 11/30/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ............................................      20.4%
AA .............................................       4.7%
A ..............................................      11.1%
BBB ............................................      10.9%
Below Investment Grade .........................       3.8%
Not Rated by S&P ...............................      49.1%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                         MOODY'S   FITCH   INTERNAL
AAA or Aaa                          1.0%     --        7.4%
A                                   0.8%    0.5%       3.1%
BBB or Baa                          1.1%    0.8%      11.8%
Below Investment Grade               --      --       22.6%
-----------------------------------------------------------
Total                               2.9%    1.3%      44.9%

--------------------------------------------------------------------------------

This semiannual report for Franklin California High Yield Municipal Fund covers the period ended November 30, 2007.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 29.


                                                           Semiannual Report | 9

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, declined from $10.44 on May 31, 2007, to $10.08 on November 30, 2007. The Fund's Class A shares paid dividends totaling 23.52 cents per share for the reporting period. 2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.50%, based on an annualization of the current 3.95 cent per share monthly dividend and the maximum offering price of $10.53 on November 30, 2007. An investor in the 2007 maximum combined effective federal and California personal income tax bracket of 41.05% would need to earn a distribution rate of 7.63% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

STATE UPDATE

During the six months under review, California's broad-based economy performed in line with the nation's economy even though housing market weakness affected the state more than many others. Foreclosures were on the rise and state residential construction permits fell sharply. Over the past several years, economic strength was notable in southern California where the defense industry has grown. More recently, the economy in northern California, which softened considerably in the 2001 recession, has also exhibited signs of strength. Although the state added new jobs at a pace that was comparable to the nation's, in November, California's 5.6% unemployment rate was higher than the 4.7% national average. 3 Employment growth was supported by the education and health services, government, and professional and business services sectors and primarily offset by losses in construction and financial activities. Personal incomes, which have been volatile in the past, were relatively stable.

The state, which has a history of uneven financial operations, ended fiscal year 2007 with a large operating deficit and drew on its general fund to compensate for the shortfall. However, due to healthy tax revenue increases and subsequent buildup and maintenance of reserves over the previous few fiscal years, the state ended fiscal year 2007 with healthy reserves. The fiscal year 2008 budget was enacted late after more than two months of deliberations

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.


10 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin California High Yield Municipal Fund

--------------------------------------------------------------------------------
                                            DIVIDEND PER SHARE
                          ------------------------------------------------------
MONTH                        CLASS A      CLASS B      CLASS C    ADVISOR CLASS
--------------------------------------------------------------------------------
June                       3.90 cents   3.43 cents   3.42 cents    3.98 cents
--------------------------------------------------------------------------------
July                       3.90 cents   3.43 cents   3.42 cents    3.98 cents
--------------------------------------------------------------------------------
August                     3.90 cents   3.43 cents   3.42 cents    3.98 cents
--------------------------------------------------------------------------------
September                  3.95 cents   3.48 cents   3.48 cents    4.03 cents
--------------------------------------------------------------------------------
October                    3.95 cents   3.48 cents   3.48 cents    4.03 cents
--------------------------------------------------------------------------------
November                   3.95 cents   3.48 cents   3.48 cents    4.03 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

by California legislators. The approved budget was balanced with revenues equaling expenditures and did not include drawdowns on reserves. However, it was based on optimistic revenue assumptions and since then, the depressed real estate market and high energy and gas prices have weighed significantly on all streams of state revenue growth including property, income, sales and corporate tax receipts. In addition, tax receipts could be delayed due to the recent San Diego County fires. California's future financial outlook remains challenged by narrow reserves, persistent structural budget imbalance, significant exposure to potential revenue volatility and constitutional and political constraints on the state's fiscal flexibility and response capacity in the event of unanticipated budgetary stress.

Although California has historically had a relatively moderate debt burden, overall net tax-supported debt levels rose due to the state's recently accelerating issuance of general obligation bonds. California's A+ credit rating and stable outlook, assigned by independent credit rating agency Standard & Poor's, reflected the state's better-than-expected financial performance for fiscal year 2007, healthy tax revenues, and manageable debt levels in recent years. 4

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well

4. This does not indicate Standard & Poor's rating of the Fund.


                                                          Semiannual Report | 11

PORTFOLIO BREAKDOWN
Franklin California High Yield Municipal Fund
11/30/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Tax-Supported                                                             34.9%
--------------------------------------------------------------------------------
Prerefunded                                                               14.7%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    13.4%
--------------------------------------------------------------------------------
General Obligation                                                        10.6%
--------------------------------------------------------------------------------
Other Revenue                                                              7.4%
--------------------------------------------------------------------------------
Transportation                                                             6.5%
--------------------------------------------------------------------------------
Higher Education                                                           4.8%
--------------------------------------------------------------------------------
Utilities                                                                  4.8%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       2.6%
--------------------------------------------------------------------------------
Housing                                                                    0.3%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Our value-oriented philosophy of investing primarily for income, combined with a relatively steep municipal yield curve compared to Treasuries, favored longer-term bonds during the reporting period. Consistent with our strategy, we sought to remain fully invested in bonds ranging from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy, as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your continued participation in Franklin California High Yield Municipal Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Semiannual Report

Performance Summary as of 11/30/07

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FCAMX)                          CHANGE     11/30/07    5/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.36       $10.08     $10.44
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.2352
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBCAX)                          CHANGE     11/30/07    5/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.36       $10.13     $10.49
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.2071
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FCAHX)                          CHANGE     11/30/07    5/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.35       $10.13     $10.48
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.2069
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FVCAX)                    CHANGE     11/30/07    5/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.36       $10.09     $10.45
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------
Dividend Income                       $0.2400
--------------------------------------------------------------------------------


                                                          Semiannual Report | 13

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------------
CLASS A                                          6-MONTH               1-YEAR      5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                         -1.19%               -0.26%     +30.39%           +63.10%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                     -5.36%               -4.50%      +4.54%            +4.56%
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 3                                    -5.84%      +3.87%            +4.24%
-----------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                       4.50%
-----------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                    7.63%
-----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                               4.28%
-----------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                7.26%
-----------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                         0.62%
-----------------------------------------------------------------------------------------------------------------
CLASS B                                          6-MONTH               1-YEAR      5-YEAR     INCEPTION (2/1/00)
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                         -1.46%               -0.80%     +26.73%           +56.68%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                     -5.32%               -4.62%      +4.52%            +5.90%
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 3                                    -5.93%      +3.88%            +5.63%
-----------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                       4.13%
-----------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                    7.01%
-----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                               3.93%
-----------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                6.67%
-----------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                         1.17%
-----------------------------------------------------------------------------------------------------------------
CLASS C                                          6-MONTH               1-YEAR      5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                         -1.37%               -0.81%     +26.85%           +54.53%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                     -2.33%               -1.76%      +4.87%            +4.45%
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 3                                    -3.12%      +4.21%            +4.13%
-----------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                       4.13%
-----------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                    7.01%
-----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                               3.93%
-----------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                6.67%
-----------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                         1.17%
-----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 8                                  6-MONTH               1-YEAR      5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                         -1.15%               -0.07%     +30.65%           +63.42%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                     -1.15%               -0.07%      +5.49%            +5.03%
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 3                                    -1.46%      +4.80%            +4.70%
-----------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                       4.79%
-----------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                    8.12%
-----------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                               4.59%
-----------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                                7.79%
-----------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7                         0.52%
-----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


14 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. IN GENERAL, AN INVESTOR IS PAID A HIGHER YIELD TO ASSUME A GREATER DEGREE OF CREDIT RISK. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 11/30/07.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and California state personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.

8. Effective 11/15/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 11/15/06, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/14/06, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 11/15/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +0.59% and +0.57%.


                                                          Semiannual Report | 15

Your Fund's Expenses

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


16 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                        VALUE 6/1/07     VALUE 11/30/07   PERIOD* 6/1/07-11/30/07
---------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $  988.10              $3.08
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,021.90              $3.13
---------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $  985.40              $5.81
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,019.15              $5.91
---------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $  986.30              $5.81
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,019.15              $5.91
---------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $  988.50              $2.59
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,022.40              $2.63
---------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; B: 1.17%; C: 1.17%; and Advisor Class:
0.52%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


                                                          Semiannual Report | 17

Franklin Tennessee Municipal Bond Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Tennessee Municipal Bond Fund seeks to maximize income exempt from federal and Tennessee personal income taxes, consistent with prudent investment management and the preservation of capital, by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin Tennessee Municipal Bond Fund
Based on Total Long-Term Investments as of 11/30/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ...............................................   38.1%
AA ................................................   15.9%
A .................................................    1.8%
BBB ...............................................    3.6%
Not Rated by S&P ..................................   40.6%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                                             MOODY'S
AAA or Aaa                                            29.1%
AA or Aa                                               8.5%
A                                                      0.3%
BBB or Baa                                             2.7%
-----------------------------------------------------------
Total                                                 40.6%

--------------------------------------------------------------------------------

This semiannual report for Franklin Tennessee Municipal Bond Fund covers AAA the period ended November 30, 2007.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, declined from $11.18 on May 31, 2007, to $11.16 on November 30, 2007. The Fund's

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 44.


18 | Semiannual Report

Class A shares paid dividends totaling 22.05 cents per share for the reporting period. 2 The Performance Summary beginning on page 21 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.91%. An investor in the 2007 maximum combined effective federal and Tennessee personal income tax bracket of 38.90% would need to earn a distribution rate of 6.40% from a taxable investment to match the Fund's Class A tax-free distribution rate.

STATE UPDATE

Tennessee's stable and diversifying economy showed modest but ongoing growth. Although hurt by accelerated declines in nondurable manufacturing and auto-related segments, the state's overall employment picture was positive as nonfarm payroll numbers increased. The services sector steadily expanded and added jobs, while the retail and health care sectors were also strong. Personal income grew, and unemployment, at 4.9% in November 2007, was above the 4.7% national jobless rate. 3 Tennessee's residential housing market experienced a mild slowdown, but major markets in Nashville and Memphis remained relatively stable.

Preliminary estimates for fiscal year 2007 indicated strong state finances. Sales tax revenues, along with franchise and excise taxes, were estimated to exceed forecasts, and the reserve fund was set to reach a historical high of $543 million. 4 The same trends were forecast to continue for fiscal year 2008. The 2008 budget anticipated overall tax revenue growth, particularly in sales tax collections, and that the reserve fund would reach $750 million. 4 This marked the fifth consecutive year of reserve increases, and more importantly, the fifth consecutive balanced budget.

Although Tennessee's financial position was healthy, it faced ongoing expenditure pressures from education and health care related initiatives. Cover Tennessee, a new non-mandated health care program for low income workers, incurred about $100 million in costs for fiscal year 2008. 4 TennCare, the state's Medicaid program, went through major cost-cutting reforms, and its costs were curbed to within 26% of total state tax revenues. 4 Prior to the reforms, TennCare costs neared 30% of the state budget, but for fiscal year 2008, they were at 23%. 4

DIVIDEND DISTRIBUTIONS*
Franklin Tennessee Municipal Bond Fund
Class A

--------------------------------------------------------------------------------
MONTH                                                        DIVIDEND PER SHARE
--------------------------------------------------------------------------------
June                                                                 3.70 cents
--------------------------------------------------------------------------------
July                                                                 3.70 cents
--------------------------------------------------------------------------------
August                                                               3.70 cents
--------------------------------------------------------------------------------
September                                                            3.70 cents
--------------------------------------------------------------------------------
October                                                              3.70 cents
--------------------------------------------------------------------------------
November                                                             3.70 cents
--------------------------------------------------------------------------------

* Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

4. Source: Moody's Investors Service, "New Issue: Tennessee (State of),"
10/30/07.


                                                          Semiannual Report | 19

PORTFOLIO BREAKDOWN
Franklin Tennessee Municipal Bond Fund
11/30/07

--------------------------------------------------------------------------------
                                                                   % OF TOTAL
                                                        LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Utilities                                                               35.9%**
--------------------------------------------------------------------------------
Prerefunded                                                             31.8%
--------------------------------------------------------------------------------
General Obligation                                                      11.0%
--------------------------------------------------------------------------------
Hospital & Health Care                                                   9.9%
--------------------------------------------------------------------------------
Higher Education                                                         3.9%
--------------------------------------------------------------------------------
Housing                                                                  3.4%
--------------------------------------------------------------------------------
Transportation                                                           2.9%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                     0.6%
--------------------------------------------------------------------------------
Tax-Supported                                                            0.6%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

** The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.

Independent credit rating agency Moody's Investors Service upgraded Tennessee's general obligation bonds to an Aa1 rating with a stable outlook. 5 The upgrade reflected Moody's confidence in the state's active fiscal management and strengthening economy, and also took into consideration Tennessee's low debt burden and well funded pension programs.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Our value-oriented philosophy of investing primarily for income, combined with a relatively steep municipal yield curve compared to Treasuries, favored longer-term bonds during the reporting period. Consistent with our strategy, we sought to remain fully invested in bonds ranging from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your continued participation in Franklin Tennessee Municipal Bond Fund. We look forward to serving your future investment needs.

5. This does not indicate Moody's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


20 | Semiannual Report

Performance Summary as of 11/30/07

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FRTIX)                                                CHANGE     11/30/07    5/31/07
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                                  -$0.02       $11.16     $11.18
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
------------------------------------------------------------------------------------------------------
Dividend Income                                             $0.2205
------------------------------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURNS INCLUDE THE MAXIMUM SALES CHARGE. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------
CLASS A                                          6-MONTH               1-YEAR      5-YEAR     10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                         +1.82%               +2.01%     +24.72%     +59.89%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                     -2.54%               -2.36%      +3.61%      +4.35%
------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 4                                    -1.70%      +3.21%      +4.19%
------------------------------------------------------------------------------------------------------
   Distribution Rate 5                                       3.91%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 6                    6.40%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 7                               3.37%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 6                                5.52%
------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 8
------------------------------------------------------------------------------------------------------
      Without Waiver                                         0.75%
------------------------------------------------------------------------------------------------------
      With Waiver                                            0.70%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) UNTIL 9/30/08.


                                                          Semiannual Report | 21

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. If the manager and administrator had not waived fees, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 3.33%.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the current 3.80 cent per share monthly dividend and the maximum offering price of $11.66 per share on 11/30/07.

6. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and Tennessee state personal income tax rate of 38.90%, based on the federal income tax rate of 35.00%.

7. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/07.

8. Figures are as stated in the Fund's prospectus current as of the date of this report.


22 | Semiannual Report

Your Fund's Expenses

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                       VALUE 6/1/07      VALUE 11/30/07   PERIOD* 6/1/07-11/30/07
---------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $1,018.20              $3.53
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,021.50              $3.54
---------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent annualized six-month expense ratio, net of expense waiver, of 0.70%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


24 | Semiannual Report

Franklin Municipal Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

                                                   -------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   NOVEMBER 30, 2007                       YEAR ENDED MAY 31,
CLASS A                                               (UNAUDITED)            2007         2006        2005        2004       2003
                                                   -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $    10.44       $    10.31   $    10.39    $   9.94    $  10.21   $   9.97
                                                   -------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................            0.24             0.48         0.50        0.53        0.56       0.54
   Net realized and unrealized gains (losses) ..           (0.36)            0.13        (0.08)       0.47       (0.28)      0.25
                                                   -------------------------------------------------------------------------------
Total from investment operations ...............           (0.12)            0.61         0.42        1.00        0.28       0.79
                                                   -------------------------------------------------------------------------------
Less distributions from net investment income ..           (0.24)           (0.48)       (0.50)      (0.55)      (0.55)     (0.55)
                                                   -------------------------------------------------------------------------------
Redemption fees ................................              -- e             --           -- e        -- e        --         --
                                                   -------------------------------------------------------------------------------
Net asset value, end of period .................      $    10.08       $    10.44   $    10.31    $  10.39    $   9.94   $  10.21
                                                   ===============================================================================

Total return c .................................           (1.19)%           6.03%        4.13%      10.26%       2.81%      8.15%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................            0.62%            0.62%        0.62%       0.64%       0.65%      0.65%
Net investment income ..........................            4.70%            4.58%        4.80%       5.22%       5.61%      5.36%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $1,266,258       $1,329,255   $1,067,011    $777,960    $548,292   $537,770
Portfolio turnover rate ........................            8.70%            3.34%       11.18%       5.43%       8.79%     10.13%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Franklin Municipal Securities Trust

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

                                                   -------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   NOVEMBER 30, 2007                       YEAR ENDED MAY 31,
CLASS B                                               (UNAUDITED)            2007         2006        2005        2004       2003
                                                   -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........        $  10.49         $  10.36     $  10.44    $   9.99    $  10.25   $  10.02
                                                   -------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................            0.21             0.42         0.44        0.48        0.51       0.49
   Net realized and unrealized gains (losses) ..           (0.36)            0.14        (0.08)       0.46       (0.28)      0.24
                                                   -------------------------------------------------------------------------------
Total from investment operations ...............           (0.15)            0.56         0.36        0.94        0.23       0.73
                                                   -------------------------------------------------------------------------------
Less distributions from net investment income ..           (0.21)           (0.43)       (0.44)      (0.49)      (0.49)     (0.50)
                                                   -------------------------------------------------------------------------------
Redemption fees ................................              -- e             --           -- e        -- e        --         --
                                                   -------------------------------------------------------------------------------
Net asset value, end of period .................        $  10.13         $  10.49     $  10.36    $  10.44    $   9.99   $  10.25
                                                   ===============================================================================

Total return c .................................           (1.46)%           5.43%        3.54%       9.61%       2.24%      7.52%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................            1.17%            1.17%        1.17%       1.19%       1.20%      1.20%
Net investment income ..........................            4.15%            4.03%        4.25%       4.67%       5.06%      4.81%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............        $ 24,851         $ 27,246     $ 29,980    $ 31,588    $ 28,197   $ 29,268
Portfolio turnover rate ........................            8.70%            3.34%       11.18%       5.43%       8.79%     10.13%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.


26 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Municipal Securities Trust

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

                                                   -------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   NOVEMBER 30, 2007                       YEAR ENDED MAY 31,
CLASS C                                               (UNAUDITED)            2007         2006         2005        2004       2003
                                                   -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........       $   10.48        $   10.35    $   10.43    $    9.97    $  10.24   $  10.01
                                                   -------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................            0.21             0.42         0.44         0.48        0.51       0.48
   Net realized and unrealized gains (losses) ..           (0.35)            0.14        (0.08)        0.47       (0.29)      0.25
                                                   -------------------------------------------------------------------------------
Total from investment operations ...............           (0.14)            0.56         0.36         0.95        0.22       0.73
                                                   -------------------------------------------------------------------------------
Less distributions from net investment income ..           (0.21)           (0.43)       (0.44)       (0.49)      (0.49)     (0.50)
                                                   -------------------------------------------------------------------------------
Redemption fees ................................              -- e             --           -- e         -- e        --         --
                                                   -------------------------------------------------------------------------------
Net asset value, end of period .................       $   10.13        $   10.48    $   10.35    $   10.43    $   9.97   $  10.24
                                                   ===============================================================================

Total return c .................................           (1.37)%           5.43%        3.54%        9.72%       2.24%      7.43%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................            1.17%            1.17%        1.17%        1.19%       1.20%      1.20%
Net investment income ..........................            4.15%            4.03%        4.25%        4.67%       5.06%      4.81%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............       $ 291,260        $ 285,410    $ 190,670    $ 120,521    $ 79,294   $ 77,748
Portfolio turnover rate ........................            8.70%            3.34%       11.18%        5.43%       8.79%     10.13%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 27

Franklin Municipal Securities Trust

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

                                                                                               ----------------------------------
                                                                                                SIX MONTHS ENDED
                                                                                               NOVEMBER 30, 2007   PERIOD ENDED
ADVISOR CLASS                                                                                     (UNAUDITED)      MAY 31, 2007 f
                                                                                               ----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................................       $   10.45          $   10.53
                                                                                               ----------------------------------
Income from investment operations a:
   Net investment income b .................................................................            0.25               0.26
   Net realized and unrealized gains (losses) ..............................................           (0.37)             (0.08)
                                                                                               ----------------------------------
Total from investment operations ...........................................................           (0.12)              0.18
                                                                                               ----------------------------------
Less distributions from net investment income ..............................................           (0.24)             (0.26)
                                                                                               ----------------------------------
Redemption fees ............................................................................              -- e               --
                                                                                               ----------------------------------
Net asset value, end of period .............................................................       $   10.09          $   10.45
                                                                                               ==================================

Total return c .............................................................................           (1.15)%             1.76%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...................................................................................            0.52%              0.52%
Net investment income ......................................................................            4.80%              4.68%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................................................       $  41,286          $  18,156
Portfolio turnover rate ....................................................................            8.70%              3.34%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f For period November 15, 2006 (effective date) to May 31, 2007.


28 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.9%
  MUNICIPAL BONDS 99.9%
  CALIFORNIA 95.7%
  ABAG 1915 Act Special Assessment,
     Windemere Ranch AD 1999-1, Pre-Refunded, 6.20%, 9/02/20 ..................................   $   1,950,000   $    2,190,006
     Windemere Ranch AD 1999-1, Pre-Refunded, 7.35%, 9/02/20 ..................................       7,820,000        8,208,811
     Windemere Ranch AD 1999-1, Pre-Refunded, 6.30%, 9/02/25 ..................................       2,935,000        3,306,512
     Windemere Ranch AD, Series 1, Pre-Refunded, 7.45%, 9/02/30 ...............................       4,815,000        5,057,869
  ABAG Finance Authority for Nonprofit Corps. Revenue,
     Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34 .........................       4,260,000        4,418,259
     Hamlin School, 5.00%, 8/01/37 ............................................................      10,485,000        9,467,431
     Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/27 ..........................       3,500,000        3,335,080
     Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/34 ..........................       5,320,000        4,791,352
  Adelanto Water Authority Revenue,
     Parity, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 .........       3,035,000        3,187,236
     Subordinated, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%,
       9/01/28 ................................................................................       2,000,000        2,099,560
  Alameda CFD No. 2 Special Tax, Refunding, 6.125%, 9/01/16 ...................................       1,240,000        1,252,288
  Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
     6.70%, 8/01/12 ...........................................................................       3,400,000        3,444,778
     7.00%, 8/01/19 ...........................................................................       4,015,000        4,066,031
a Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%, 9/01/27 ...........       5,115,000        5,035,257
  American Canyon Financing Authority Infrastructure Revenue Special Assessment,
    American Canyon Road East,
     5.00%, 9/02/25 ...........................................................................       1,305,000        1,242,647
     5.00%, 9/02/30 ...........................................................................       2,020,000        1,828,201
     5.10%, 9/02/35 ...........................................................................       1,695,000        1,524,178
  Arcadia USD, GO,
     Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn., 8/01/42 ........      12,735,000        2,092,361
     Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn., 8/01/44 ........      25,080,000        3,686,258
     Election of 2006, Series A, FSA Insured, 5.00%, 8/01/32 ..................................       2,500,000        2,635,025
  Avenal PFAR, Refunding, 5.00%,
     9/01/30 ..................................................................................       1,325,000        1,341,006
     9/01/36 ..................................................................................         710,000          716,298
  Azusa Special Tax, Escrow, CFD 05-1,
     Area 1, 5.00%, 9/01/27 ...................................................................       1,115,000        1,036,861
     Area 1, 5.00%, 9/01/37 ...................................................................       2,845,000        2,538,707
     Improvement, Area 1, 5.00%, 9/01/27 ......................................................       2,640,000        2,431,282
     Improvement, Area 1, 5.00%, 9/01/37 ......................................................       9,250,000        8,218,255
  Beaumont Financing Authority Local Agency Revenue,
     Series B, 5.35%, 9/01/28 .................................................................       1,000,000          969,470
     Series B, 5.40%, 9/01/35 .................................................................       1,490,000        1,412,058
     Series C, 5.45%, 9/01/27 .................................................................       6,435,000        6,335,064
     Series C, 5.50%, 9/01/29 .................................................................         855,000          845,304
     Series C, 5.50%, 9/01/35 .................................................................       5,035,000        4,854,294
  Bell GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 .....................................       5,195,000        5,391,059
  Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/27 ...........................       3,940,000        4,118,088
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
     5.00%, 9/02/25 ...........................................................................       3,195,000        3,004,866
     5.125%, 9/02/30 ..........................................................................       4,400,000        4,053,104
     5.15%, 9/02/35 ...........................................................................       3,450,000        3,159,924


                                                          Semiannual Report | 29

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Burbank Wastewater Treatment Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
    6/01/34 ...................................................................................   $   1,430,000   $    1,474,716
  Cabrillo Community College District GO, Capital Appreciation, Election of 2004, Series B,
    MBIA Insured, zero cpn.,
     8/01/31 ..................................................................................       8,870,000        2,591,282
     8/01/33 ..................................................................................       9,475,000        2,469,754
  California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 ...........       9,470,000       10,044,355
  California County Tobacco Securitization Agency Tobacco Settlement Revenue,
     Asset-Backed, Los Angeles County Security, zero cpn. to 12/01/10, 5.70% thereafter,
       6/01/46 ................................................................................       5,000,000        3,699,150
     Refunding, 5.25%, 6/01/46 ................................................................       5,000,000        4,301,750
  California Educational Facilities Authority Revenue,
     California College of the Arts, Refunding, 5.00%, 6/01/30 ................................       1,800,000        1,738,692
     California College of the Arts, Refunding, 5.00%, 6/01/35 ................................       4,405,000        4,184,309
     College and University Financing Program, 5.00%, 2/01/30 .................................       5,425,000        5,146,155
     College and University Financing Program, 5.00%, 2/01/37 .................................       1,150,000        1,074,767
     College and University Financing Program, Refunding, 5.00%, 2/01/26 ......................       1,000,000          963,760
     Keck Graduate Institute, Pre-Refunded, 6.75%, 6/01/30 ....................................       2,500,000        2,732,525
     Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/30 ...................       2,000,000        2,070,540
     Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/33 ...................       7,345,000        7,564,909
     Pooled College and University, Series B, 6.625%, 6/01/20 .................................       1,000,000        1,082,060
  California Health Facilities Financing Authority Revenue,
     Asian Community Center, Series A, AMBAC Insured, 5.00%, 4/01/27 ..........................       4,850,000        4,958,494
     California-Nevada Methodist, 5.00%, 7/01/26 ..............................................       1,750,000        1,753,570
     California-Nevada Methodist, 5.00%, 7/01/36 ..............................................       2,075,000        2,040,825
     Kaiser Permanente, Series A, 5.00%, 4/01/37 ..............................................      18,460,000       18,483,629
     Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .........................................       2,500,000        2,541,600
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ........................................       3,250,000        3,329,787
     Sutter Health, Series A, 5.00%, 11/15/42 .................................................      23,000,000       22,999,310
     Sutter Health, Series A, 5.25%, 11/15/46 .................................................      25,000,000       25,373,500
     Thessalonika Family, Series A, California Mortgage Insured, 6.20%, 12/01/15 ..............         585,000          585,702
     Verdugo Mental Health, Series A, California Mortgage Insured, 5.00%, 4/01/28 .............       1,895,000        1,927,367
     Verdugo Mental Health, Series A, California Mortgage Insured, 5.00%, 4/01/37 .............       2,515,000        2,488,090
  California Infrastructure and Economic Development Bank Revenue, Performing Arts Center,
    5.00%, 12/01/42 ...........................................................................       4,390,000        4,441,626
  California Municipal Finance Authority COP, Community Hospitals of Central California,
    5.25%,
     2/01/27 ..................................................................................      15,655,000       15,266,286
     2/01/46 ..................................................................................      17,000,000       15,690,320
  California Municipal Finance Authority Revenue, University Students Cooperative Associates,
    5.00%, 4/01/37 ............................................................................       4,000,000        3,839,360
  California State GO,
     FGIC Insured, 6.00%, 8/01/19 .............................................................          30,000           30,121
     Pre-Refunded, 5.00%, 2/01/33 .............................................................      15,600,000       16,966,092
     Refunding, AMBAC Insured, 5.00%, 3/01/34 .................................................      10,000,000       10,322,400
     Various Purpose, MBIA Insured, 5.00%, 3/01/33 ............................................       2,025,000        2,081,781


30 | Semiannual Report

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State Municipal Finance Authority Revenue, Loma Linda University, 5.00%,
    4/01/37 ...................................................................................   $   3,500,000   $    3,505,425
  California State Public Works Board Lease Revenue,
     Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 .........................       5,000,000        5,106,400
     University of California, Institute Project, Series C, AMBAC Insured, 5.00%, 4/01/30 .....       5,000,000        5,166,800
  California State University of Fresno Assn. Inc. Revenue, Senior Auxiliary Organization Event
    Center, Pre-Refunded, 6.00%, 7/01/22 ......................................................       3,500,000        3,924,900
  California Statewide CDA, COP,
     Catholic Healthcare West, 6.50%, 7/01/20 .................................................       3,365,000        3,661,827
     Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ...................................       8,695,000        9,473,463
     International School of the Peninsula Project, Pre-Refunded, 7.50%, 11/01/29 .............      10,080,000       10,830,154
  California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia,
    Series A, Radian Insured, 4.50%, 2/01/27 ..................................................       2,200,000        2,038,234
b California Statewide CDA Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%,
    10/01/33 ..................................................................................       3,320,000        1,050,282
  California Statewide CDA Revenue,
     Bentley School, Refunding, 6.75%, 7/01/32 ................................................       8,250,000        8,744,092
     California Baptist University, Refunding, Series A, 5.50%, 11/01/38 ......................       4,500,000        4,422,285
     California Mortgage Insured, 5.00%, 5/01/37 ..............................................       3,980,000        4,003,562
     Drew School, Refunding, 5.30%, 10/01/37 ..................................................       1,070,000        1,017,688
     Elder Care Alliance, Series A, Pre-Refunded, 8.00%, 11/15/22 .............................       3,000,000        3,667,170
     Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32 .............................       4,000,000        4,949,880
     Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 ..............................       9,730,000       11,101,735
     Henry Mayo Newhall Memorial Hospital, California Mortgage Insured, 5.00%,
       10/01/27 ...............................................................................       3,000,000        3,034,710
     John F. Kennedy University, 6.75%, 10/01/33 ..............................................       5,000,000        5,307,300
     Kaiser Permanente, Series A, 5.00%, 4/01/31 ..............................................      10,000,000       10,036,300
     Kaiser Permanente, Series B, 5.00%, 3/01/41 ..............................................      25,000,000       24,837,500
     Lancer Educational Student Housing Project, 5.625%, 6/01/33 ..............................       3,000,000        2,946,210
   a Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37 ...........      13,000,000       12,860,380
     Monterey Institute International, 5.50%, 7/01/31 .........................................       8,285,000        7,805,298
     Presidio Hill School, 6.875%, 8/01/32 ....................................................       6,195,000        6,409,285
     Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 .....................................       5,000,000        5,521,900
     Seven Hills School, 6.50%, 8/01/31 .......................................................       5,415,000        5,537,704
     Sonoma County Day School, 6.75%, 1/01/32 .................................................       5,910,000        5,999,773
     Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ......................................      22,000,000       22,042,240
     Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31 ....................       4,925,000        5,650,452
     Turning Point, 6.50%, 11/01/31 ...........................................................       6,130,000        6,268,048
     ValleyCare Health System, Refunding, Series A, 5.00%, 7/15/22 ............................       1,000,000          962,810
     ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31 ...........................       3,000,000        2,777,460
  Camarillo PFA Wastewater Revenue, AMBAC Insured, 5.00%, 6/01/36 .............................       2,960,000        3,050,813
  Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A,
    Pre-Refunded, 6.55%, 10/01/32 .............................................................       5,300,000        5,715,520
  Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34 ...................       1,120,000        1,062,914
  Castro Valley USD, GO, Election of 2005, FGIC Insured, 5.00%, 8/01/34 .......................       5,310,000        5,510,399


                                                          Semiannual Report | 31

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID 04-02,
     5.00%, 9/02/30 ...........................................................................   $   1,200,000   $    1,106,496
     5.05%, 9/02/35 ...........................................................................       1,335,000        1,218,121
  Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
    AMBAC Insured, zero cpn.,
     8/01/44 ..................................................................................      32,750,000        4,694,712
     8/01/46 ..................................................................................      35,370,000        4,560,608
  Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn.,
    8/01/47 ...................................................................................       9,450,000          995,558
  Chino CFD Special Tax,
     No. 03-1, 5.875%, 9/01/33 ................................................................       1,250,000        1,262,888
     No. 03-3, Improvement Area 1, 5.70%, 9/01/29 .............................................       1,215,000        1,223,724
     No. 03-3, Improvement Area 1, 5.75%, 9/01/34 .............................................       1,420,000        1,426,149
  Chula Vista CFD Special Tax,
     No. 01-1, Improvement Area, San Miguel, Series B, 5.45%, 9/01/36 .........................       2,175,000        2,066,011
     No. 12-I, Mcmillin Otay Ranch, 5.25%, 9/01/30 ............................................       2,135,000        1,993,087
     No. 12-I, Mcmillin Otay Ranch, 5.25%, 9/01/36 ............................................       3,705,000        3,406,340
  Chula Vista Special Tax, CFD No. 2000-1, Pre-Refunded, 6.60%, 9/01/30 .......................       1,500,000        1,565,475
  Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
     8/01/27 ..................................................................................       7,500,000        2,841,150
     8/01/28 ..................................................................................       5,000,000        1,795,600
  Corona CFD No. 2003-2 Special Tax, Highlands Collection,
     5.15%, 9/01/34 ...........................................................................       2,810,000        2,571,375
     5.20%, 9/01/34 ...........................................................................       1,000,000          922,380
  Corona CFD Special Tax, No. 01-02, Improvement Nos. 1 and 2, 6.25%, 9/01/32 .................       1,890,000        1,926,401
  Corona-Norco USD, PFA Special Tax Revenue, Series B, 5.00%,
     9/01/26 ..................................................................................       1,760,000        1,638,490
     9/01/36 ..................................................................................       2,000,000        1,763,820
  Corona-Norco USD Special Tax,
     CFD No. 04-1, 5.00%, 9/01/24 .............................................................       1,540,000        1,474,196
     CFD No. 04-1, 5.20%, 9/01/36 .............................................................       2,000,000        1,843,060
     CFD No. 99-1, Pre-Refunded, 7.00%, 9/01/29 ...............................................       2,120,000        2,274,760
     Series A, 5.35%, 9/01/26 .................................................................       1,005,000          986,377
     Series A, 5.40%, 9/01/36 .................................................................       2,530,000        2,385,638
  Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%,
    9/02/33 ...................................................................................       5,575,000        5,640,227
  Del Mar Race Track Authority Revenue, 5.00%, 8/15/25 ........................................       3,665,000        3,616,036
  Duarte RDA Tax Allocation,
     Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28 .............      30,795,000       10,461,061
     Davis Addition Project Area, Refunding, 6.70%, 9/01/14 ...................................       1,020,000        1,047,387
     Davis Addition Project Area, Refunding, 6.90%, 9/01/18 ...................................       2,115,000        2,170,794
  Eastern California Municipal Water District CFD No. 2003-15, Special Tax, Morgan Valley,
    Series A, 5.20%, 9/01/37 ..................................................................       2,000,000        1,841,300
  El Dorado County Special Tax,
     CFD No. 1992-1, 6.125%, 9/01/16 ..........................................................       4,735,000        4,835,098
     CFD No. 2001-1, 5.35%, 9/01/35 ...........................................................       1,900,000        1,787,558
     CFD No. 2005-1, 5.00%, 9/01/21 ...........................................................       1,000,000          920,410


32 | Semiannual Report

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  El Dorado County Special Tax, (continued)
     CFD No. 2005-1, 5.15%, 9/01/25 ...........................................................   $   2,075,000   $    1,905,058
     CFD No. 2005-1, 5.25%, 9/01/35 ...........................................................       6,705,000        6,083,245
  El Monte Water Authority Revenue, Refunding, AMBAC Insured, 5.00%,
     9/01/31 ..................................................................................       4,300,000        4,463,099
     9/01/36 ..................................................................................       3,855,000        3,989,925
  El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured, zero cpn.,
    8/01/29 ...................................................................................       2,400,000          879,456
  Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ..........       3,500,000        3,613,260
  Escondido Revenue COP, Series A, FGIC Insured,
     6.00%, 9/01/31 ...........................................................................         805,000          867,025
     Pre-Refunded, 6.00%, 9/01/31 .............................................................         900,000          975,015
  Escondido Special Tax, CFD No. 01, Eureka,
     5.10%, 9/01/26 ...........................................................................         700,000          662,746
     5.15%, 9/01/36 ...........................................................................       1,400,000        1,286,110
  Fontana Special Tax,
     CFD No. 12, Pre-Refunded, 6.60%, 9/01/19 .................................................       3,295,000        3,513,426
     CFD No. 12, Pre-Refunded, 6.625%, 9/01/30 ................................................       7,675,000        8,186,999
     CFD No. 37, 5.00%, 9/01/30 ...............................................................       1,000,000          887,170
  Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
    zero cpn.,
     1/15/26 ..................................................................................      38,720,000       13,294,512
     1/15/30 ..................................................................................       4,000,000        1,089,360
     1/15/31 ..................................................................................      85,780,000       21,960,538
  Fremont USD Alameda County GO, Election of 2002, Series B, FSA Insured, 5.00%,
    8/01/27 ...................................................................................       5,665,000        5,958,787
  Fullerton Water Revenue COP, AMBAC Insured, 5.00%,
     9/01/28 ..................................................................................       2,650,000        2,754,225
     9/01/34 ..................................................................................       2,795,000        2,893,356
  Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%,
    7/01/24 ...................................................................................       6,375,000        6,410,700
  Glendora USD, GO, Election of 2005, Series A, MBIA Insured,
     5.00%, 8/01/27 ...........................................................................       1,350,000        1,412,654
     5.25%, 8/01/30 ...........................................................................       2,725,000        2,888,064
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
     Asset-Backed, Series A-1, 5.75%, 6/01/47 .................................................      14,500,000       13,602,450
     Asset-Backed, Series A-2, Pre-Refunded, 7.90%, 6/01/42 ...................................         750,000          914,333
     Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42 ..................................       6,400,000        7,794,368
     Capital Appreciation, Asset-Backed, 2nd Sub Series C, zero cpn., 6/01/47 .................      50,000,000        3,217,000
     Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ..............................      10,000,000        9,752,000
  Golden Valley USD, GO, Election of 1999, Series C, FSA Insured, 5.00%,
     8/01/36 ..................................................................................         745,000          782,205
     8/01/45 ..................................................................................       1,660,000        1,734,916
  Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 .........................................       3,580,000        3,647,734
  Hercules RDA Tax Allocation, Hercules Merged Project, Pre-Refunded, 6.40%, 9/01/21 ..........       5,000,000        5,361,950
  Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 ................       5,000,000        5,208,350


                                                          Semiannual Report | 33

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
c Imperial County Special Tax, CFD No. 98-1,
     6.45%, 9/01/17 ...........................................................................   $   1,890,000   $    1,875,901
     6.50%, 9/01/31 ...........................................................................       5,705,000        5,554,388
  Indio 1915 Act GO,
     AD No. 1999-1, 7.125%, 9/02/20 ...........................................................       1,945,000        2,040,966
     AD No. 2001-1, 6.50%, 9/02/26 ............................................................       4,240,000        4,404,046
  Indio CFD Special Tax,
     5.00%, 9/01/25 ...........................................................................       4,000,000        3,744,800
     5.10%, 9/01/30 ...........................................................................       1,275,000        1,162,609
     No. 04-3, Terra Lago, Improvement Area 1, 5.15%, 9/01/35 .................................       2,000,000        1,802,380
  Irvine 1915 Act Special Assessment,
     AD No. 00-18, Group Five, 5.00%, 9/02/26 .................................................       1,275,000        1,191,781
     AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/25 ......................................       1,500,000        1,433,580
     AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/29 ......................................       2,000,000        1,859,520
     AD No. 03-19, Group Three, 5.00%, 9/02/29 ................................................       1,110,000        1,018,936
     AD No. 04-20, Group One, 5.00%, 9/02/25 ..................................................       2,740,000        2,606,672
     AD No. 04-20, Group One, 5.00%, 9/02/30 ..................................................      10,975,000        9,924,034
     Limited Obligation, AD No. 03-19, Group Four, 5.00%, 9/02/29 .............................       1,500,000        1,389,300
  Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36 ..........................................       2,000,000        1,838,560
  Jurupa Community Services District Special Tax,
     CFD No. 7, Series A, 5.10%, 9/01/28 ......................................................       2,695,000        2,591,377
     CFD No. 7, Series A, 5.15%, 9/01/35 ......................................................       3,690,000        3,452,327
     CFD No. 11, Series A, 5.00%, 9/01/25 .....................................................       1,930,000        1,824,197
     CFD No. 11, Series A, 5.05%, 9/01/30 .....................................................       2,495,000        2,307,476
     CFD No. 11, Series A, 5.10%, 9/01/35 .....................................................       2,065,000        1,856,889
     CFD No. 12, Series A, 5.10%, 9/01/29 .....................................................       2,000,000        1,884,580
     CFD No. 12, Series A, 5.15%, 9/01/35 .....................................................       3,000,000        2,740,050
     CFD No. 17, Series A, 5.125%, 9/01/25 ....................................................       1,350,000        1,256,864
     CFD No. 17, Series A, 5.20%, 9/01/36 .....................................................       3,325,000        3,050,554
     CFD No. 18, Eastvale, Series A, 5.00%, 9/01/26 ...........................................       1,295,000        1,204,013
     CFD No. 18, Eastvale, Series A, 5.00%, 9/01/36 ...........................................       2,400,000        2,138,880
     CFD No. 19, Eastvale, 5.00%, 9/01/27 .....................................................       1,500,000        1,389,810
     CFD No. 19, Eastvale, 5.00%, 9/01/36 .....................................................       1,500,000        1,334,895
     CFD No. 30, Series A, 5.60%, 9/01/37 .....................................................       1,000,000          973,100
  Lafayette RDA Tax Allocation, 5.75%, 8/01/32 ................................................       1,000,000        1,052,340
  Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
    7.00%, 9/02/30 ............................................................................       8,325,000        8,773,717
  Lake Elsinore CFD No. 2004-3 Special Tax, Series A,
     5.20%, 9/01/26 ...........................................................................         915,000          868,683
     5.25%, 9/01/37 ...........................................................................       2,800,000        2,567,656
  Lake Elsinore CFD No. 2006-2 Special Tax, Viscaya, Series A, 5.40%, 9/01/36 .................       2,020,000        1,904,739
  Lake Elsinore Special Tax,
     CFD No. 2, Area A, Series A, 5.45%, 9/01/36 ..............................................       5,695,000        5,409,624
     CFD No. 3, Improvement Area 1, 5.10%, 9/01/22 ............................................         750,000          731,730
     CFD No. 3, Improvement Area 1, 5.15%, 9/01/25 ............................................         635,000          615,563
     CFD No. 3, Improvement Area 1, 5.25%, 9/01/30 ............................................       1,195,000        1,115,568


34 | Semiannual Report

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Lake Elsinore Special Tax, (continued)
     CFD No. 3, Improvement Area 1, 5.25%, 9/01/35 ............................................   $   1,225,000   $    1,130,773
     Improvements, CFD No. 2-A, 5.85%, 9/01/24 ................................................       1,035,000        1,055,524
     Improvements, CFD No. 2-A, 5.95%, 9/01/34 ................................................       2,200,000        2,229,678
  Lake Elsinore USD, CFD No. 2001-1 Special Tax, Pre-Refunded, 6.30%, 9/01/33 .................       4,455,000        5,006,796
  Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6,
    Refunding,
     5.40%, 2/01/29 ...........................................................................         500,000          510,715
     5.60%, 2/01/34 ...........................................................................       1,250,000        1,289,900
  Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,
     6.50%, 9/01/24 ...........................................................................       1,000,000        1,069,930
     5.25%, 9/01/28 ...........................................................................       1,750,000        1,679,405
     5.30%, 9/01/35 ...........................................................................       3,300,000        3,082,068
  Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27 .....................       3,000,000        3,045,300
  Lincoln CFD No. 2003-1 Special Tax, Pre-Refunded,
     5.90%, 9/01/24 ...........................................................................       1,780,000        2,021,457
     5.95%, 9/01/28 ...........................................................................       4,450,000        5,065,079
     6.00%, 9/01/34 ...........................................................................       3,520,000        4,015,581
  Lincoln PFA Special Tax Revenue, Sub Series B, 5.00%, 9/01/34 ...............................       3,435,000        3,055,089
  Lodi USD, GO, Election of 2002, MBIA Insured, 5.00%, 8/01/29 ................................       3,010,000        3,118,209
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
    12/01/21 ..................................................................................       7,500,000        7,432,950
  Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
     5.00%, 11/15/29 ..........................................................................       9,630,000        9,245,474
     5.50%, 11/15/37 ..........................................................................      25,000,000       25,293,750
  Los Angeles Department of Water and Power Waterworks Revenue, System, Sub Series A-1,
    AMBAC Insured, 5.00%, 7/01/32 .............................................................       5,000,000        5,220,200
c Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 .....................................         620,000          596,384
  Los Angeles USD, GO, Election of 2005, Series C, AMBAC Insured, 5.00%, 7/01/28 ..............       3,565,000        3,724,035
  Los Angeles Water and Power Revenue, Power Systems, Sub Series A-1, FSA Insured, 5.00%,
    7/01/35 ...................................................................................       5,000,000        5,207,600
  Los Gatos School District GO, Series D, FSA Insured, 5.00%, 8/01/32 .........................       4,815,000        5,086,566
  Lynwood PFA Lease Revenue,
     6.25%, 9/01/22 ...........................................................................       1,080,000        1,126,343
     6.30%, 9/01/29 ...........................................................................       2,680,000        2,789,424
  Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 ............................       1,000,000        1,039,810
  Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 ..............................       1,175,000        1,176,563
  Magnolia School District GO, Refunding, FGIC Insured, 5.00%, 8/01/31 ........................       2,555,000        2,675,570
  Menifee USD Special Tax, CFD No. 2002-2,
     6.05%, 9/01/26 ...........................................................................       1,000,000        1,023,870
     6.10%, 9/01/34 ...........................................................................       3,715,000        3,781,870
  Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36 ...................       2,400,000        2,232,888
  Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
     5.25%, 9/01/26 ...........................................................................       1,895,000        1,839,856
     5.30%, 9/01/38 ...........................................................................       4,240,000        3,960,075


                                                          Semiannual Report | 35

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Moreland School District GO, Election of 2002, Series D, FGIC Insured, zero cpn.,
     8/01/30 ..................................................................................   $  3,400,000    $      993,650
     8/01/31 ..................................................................................      2,000,000           551,240
     8/01/32 ..................................................................................      4,405,000         1,146,974
     8/01/34 ..................................................................................      4,405,000         1,100,501
     8/01/37 ..................................................................................      5,700,000         1,202,016
  Moreno Valley USD Special Tax,
     CFD No. 2004-6, 5.00%, 9/01/22 ...........................................................      2,105,000         2,026,210
     CFD No. 2004-6, 5.10%, 9/01/28 ...........................................................      2,000,000         1,875,720
     CFD No. 2004-6, 5.20%, 9/01/36 ...........................................................      5,000,000         4,588,100
     CFD No. 2005-2, 5.00%, 9/01/36 ...........................................................        815,000           726,328
  Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ..............................      4,100,000         4,262,032
  Murrieta CFD No. 2000-2 Special Tax, The Oaks,
     Improvement Area A, 5.90%, 9/01/27 .......................................................      2,000,000         2,024,140
     Improvement Area A, 6.00%, 9/01/34 .......................................................      3,570,000         3,630,868
     Improvement Area B, 6.00%, 9/01/27 .......................................................      1,285,000         1,317,086
     Improvement Area B, 6.00%, 9/01/34 .......................................................      3,860,000         3,928,168
  Murrieta CFD No. 2001-1 Special Tax, Bluestone, Improvement Area A, 6.20%, 9/01/25 ..........      2,105,000         2,155,688
  Murrieta CFD No. 2003-2 Special Tax, Blackmore Ranch, 6.10%, 9/01/34 ........................      2,000,000         2,040,540
  Murrieta CFD No. 2004-1 Bremerton Special Tax, 5.625%, 9/01/34 ..............................        700,000           688,058
  Napa Valley Community College District GO, Election of 2002, Series C, MBIA Insured,
    zero cpn.,
     8/01/33 ..................................................................................     13,130,000         3,509,124
     8/01/34 ..................................................................................     13,380,000         3,387,816
  Napa Valley USD, GO, Election of 2002, FGIC Insured, 5.00%, 8/01/29 .........................      4,100,000         4,260,884
  Norco Special Tax,
     CFD No. 97-1, Pre-Refunded, 7.10%, 10/01/30 ..............................................      2,640,000         2,962,318
     CFD No. 2002-1, 6.50%, 3/01/33 ...........................................................      1,500,000         1,576,635
  North Natomas CFD Special Tax, No. 4, Series B, 6.375%, 9/01/31 .............................      4,300,000         4,385,914
  Oakland GO, Measure G, AMBAC Insured, 5.00%, 1/15/31 ........................................      4,585,000         4,748,593
  Oakland USD Alameda County GO, Election of 2000, MBIA Insured, 5.00%, 8/01/27 ...............      2,000,000         2,070,600
  Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%, 9/01/34 ...............      3,450,000         3,323,488
  Ontario COP, Water System Improvement Project, MBIA Insured, 5.00%, 7/01/34 .................      8,000,000         8,252,720
  Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1,
     5.00%, 9/02/28 ...........................................................................      3,000,000         2,794,470
     5.10%, 9/02/33 ...........................................................................      2,000,000         1,838,840
  Oxnard Financing Authority Wastewater Revenue, Headworks Project, AMBAC Insured,
    5.00%, 6/01/31 ............................................................................      2,705,000         2,805,328
  Oxnard Harbor District Revenue,
     Series A, 5.75%, 8/01/20 .................................................................      1,110,000         1,139,493
     Series B, 6.00%, 8/01/24 .................................................................      2,000,000         2,147,980
  Oxnard Special Tax, CFD No. 3, Seabridge, 5.00%, 9/01/35 ....................................      5,000,000         4,463,700
  Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,
     5.00%, 9/01/21 ...........................................................................      1,130,000         1,104,665
     5.20%, 9/01/24 ...........................................................................      1,505,000         1,473,591
     5.25%, 9/01/29 ...........................................................................      3,585,000         3,382,519
     5.30%, 9/01/35 ...........................................................................      4,205,000         3,921,793


36 | Semiannual Report

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Perris CFD No. 2001-1 Special Tax,
     Improvement Area No. 4, May Farms, Series A, 5.00%, 9/01/25 ..............................   $   1,415,000   $    1,326,577
     Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30 ..............................         865,000          789,875
     Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35 ..............................       1,075,000          976,089
     Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/26 ..............................         585,000          542,681
     Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/37 ..............................       1,600,000        1,427,744
  Perris CFD No. 2002-1 Special Tax, Series A,
     6.375%, 9/01/23 ..........................................................................       1,475,000        1,554,635
     6.50%, 9/01/29 ...........................................................................       2,045,000        2,164,612
     6.50%, 9/01/33 ...........................................................................       2,120,000        2,237,045
  Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%, 9/01/35 .........       1,390,000        1,301,832
  Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 ...................................       3,000,000        3,105,570
  Perris PFAR Tax Allocation,
     5.30%, 10/01/26 ..........................................................................       2,000,000        1,953,300
     5.35%, 10/01/36 ..........................................................................       4,010,000        3,753,079
  Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 ...................       7,250,000        7,660,712
  Placentia-Yorba Linda USD, GO, Election of 2002, Series C, MBIA Insured, 5.00%,
    8/01/29 ...................................................................................       4,100,000        4,260,884
  Poway USD Special Tax,
     CFD No. 6, 4S Ranch, 5.125%, 9/01/35 .....................................................       6,000,000        5,681,220
     CFD No. 6, Improvement Area B, 5.125%, 9/01/36 ...........................................       5,035,000        4,708,430
     CFD No. 14, Area A, 5.125%, 9/01/26 ......................................................       1,770,000        1,656,278
     CFD No. 14, Area A, 5.25%, 9/01/36 .......................................................       5,225,000        4,811,180
     CFD No. 14, Del Sur, 5.125%, 9/01/26 .....................................................       2,200,000        2,058,650
  Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
     5.25%, 9/01/25 ...........................................................................       2,235,000        2,137,867
     5.375%, 9/01/30 ..........................................................................       1,650,000        1,565,867
     5.375%, 9/01/37 ..........................................................................       7,130,000        6,645,089
     5.50%, 9/01/37 ...........................................................................       2,635,000        2,501,906
  Rancho Santiago Community College District GO, FSA Insured, 5.125%,
     9/01/28 ..................................................................................       5,295,000        5,992,034
     9/01/29 ..................................................................................       6,745,000        7,638,645
  Rancho Water District Special Tax, CFD No. 99-1,
     Area A, Series A, Pre-Refunded, 6.70%, 9/01/30 ...........................................       2,100,000        2,172,681
     Area B, Series A, Pre-Refunded, 6.70%, 9/01/30 ...........................................       2,435,000        2,519,275
  Richmond 1915 Act Special Assessment, Limited Obligation, ID No. 99-01, Pre-Refunded,
    7.20%, 9/02/30 ............................................................................       7,870,000        8,171,657
  Richmond Joint Powers Financing Authority Revenue, Reassessment, Refunding, Series A,
    AMBAC Insured, 5.00%, 9/02/30 .............................................................       1,085,000        1,114,696
  Rio Elementary School District Special Tax, CFD No. 1, 5.20%, 9/01/35 .......................       5,000,000        4,588,200
  Riverside County Special Tax,
     CFD No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 ...........................       5,855,000        6,070,757
     CFD No. 89-1, Mountain Cove, Pre-Refunded, 6.50%, 9/01/25 ................................       3,390,000        3,641,097
  Riverside USD Special Tax,
     CFD No. 13, Improvement Area 1, 5.375%, 9/01/34 ..........................................       2,320,000        2,177,668
     CFD No. 14, Series A, 5.40%, 9/01/26 .....................................................       1,010,000          997,022
     CFD No. 14, Series A, 5.45%, 9/01/35 .....................................................       2,060,000        1,985,675


                                                          Semiannual Report | 37

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Riverside USD Special Tax, (continued)
     CFD No. 15, Improvement Area 1, 5.45%, 9/01/25 ...........................................   $   2,970,000   $    2,949,715
     CFD No. 15, Improvement Area 1, 5.55%, 9/01/30 ...........................................       2,390,000        2,335,460
     CFD No. 15, Improvement Area 1, 5.60%, 9/01/34 ...........................................       2,000,000        1,956,420
     CFD No. 15, Series A, 5.15%, 9/01/25 .....................................................       1,730,000        1,659,918
     CFD No. 15, Series A, 5.25%, 9/01/30 .....................................................       1,230,000        1,156,040
     CFD No. 15, Series A, 5.25%, 9/01/35 .....................................................       1,500,000        1,396,500
     CFD No. 17, Aldea, 5.125%, 9/01/35 .......................................................       1,425,000        1,301,096
     CFD No. 18, 5.00%, 9/01/25 ...............................................................         505,000          476,584
     CFD No. 18, 5.00%, 9/01/34 ...............................................................       1,125,000        1,011,803
     CFD No. 22, 5.25%, 9/01/35 ...............................................................       1,535,000        1,423,083
  Romoland School District Special Tax, CFD 1,
     Improvement Area 1, 5.45%, 9/01/38 .......................................................       3,215,000        3,071,868
     Improvement Area 2, 5.375%, 9/01/38 ......................................................       3,085,000        2,895,519
  Roseville Special Tax, CFD No. 1,
     Fiddyment Ranch, 5.00%, 9/01/17 ..........................................................       1,520,000        1,455,415
     Fiddyment Ranch, 5.00%, 9/01/19 ..........................................................       1,000,000          934,900
     Fiddyment Ranch, 5.125%, 9/01/21 .........................................................       1,000,000          924,980
     Fiddyment Ranch, 5.00%, 9/01/24 ..........................................................       1,010,000          958,298
     Fiddyment Ranch, 5.00%, 9/01/25 ..........................................................       1,020,000          909,473
     Fiddyment Ranch, 5.125%, 9/01/26 .........................................................       5,000,000        4,511,200
     Fiddyment Ranch, 5.25%, 9/01/36 ..........................................................       8,000,000        7,112,320
     Highland, Pre-Refunded, 6.30%, 9/01/25 ...................................................       8,610,000        9,218,899
     Longmeadow, 5.00%, 9/01/36 ...............................................................       2,370,000        2,096,075
     Stone Point, 6.375%, 9/01/24 .............................................................       1,750,000        1,828,575
     Stone Point, 6.375%, 9/01/28 .............................................................       2,500,000        2,602,700
     Stoneridge, Pre-Refunded, 6.20%, 9/01/21 .................................................       1,250,000        1,400,450
     Stoneridge, Pre-Refunded, 6.30%, 9/01/31 .................................................       1,500,000        1,685,790
     WestPark, 5.15%, 9/01/30 .................................................................       5,500,000        4,873,715
     WestPark, 5.20%, 9/01/36 .................................................................       4,500,000        4,054,635
     Woodcreek West, Pre-Refunded, 6.70%, 9/01/25 .............................................       3,000,000        3,232,260
  Roseville WestPark CFD No. 1 Special Tax, Public Facilities,
     5.20%, 9/01/26 ...........................................................................       1,000,000          936,880
     5.25%, 9/01/37 ...........................................................................       1,600,000        1,461,152
  Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
    County Sanitation District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35 ........       7,000,000        7,696,080
  Sacramento County Special Tax, CFD No. 1, Refunding, 6.30%, 9/01/21 .........................       1,575,000        1,600,547
  Sacramento Special Tax, North Natomas CFD No. 97-01, Refunding,
     5.00%, 9/01/29 ...........................................................................       1,185,000        1,113,153
     5.10%, 9/01/35 ...........................................................................       1,520,000        1,387,608
  San Diego Port District Revenue, MBIA Insured, 5.00%, 9/01/29 ...............................       4,030,000        4,183,704
  San Diego RDA Tax Allocation, Capital Appreciation, Series B, zero cpn.,
     9/01/10 ..................................................................................       2,205,000        1,940,091
     9/01/15 ..................................................................................       6,810,000        4,616,499
     9/01/16 ..................................................................................       1,500,000          951,510
     9/01/19 ..................................................................................       1,800,000          923,634


38 | Semiannual Report

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Diego RDA Tax Allocation, Capital Appreciation, Series B, zero cpn., (continued)
     9/01/20 ..................................................................................   $   1,800,000   $      861,516
     9/01/21 ..................................................................................       1,800,000          805,878
     9/01/22 ..................................................................................       1,900,000          791,939
     9/01/23 ..................................................................................       1,900,000          739,024
     9/01/24 ..................................................................................       1,900,000          688,978
     9/01/25 ..................................................................................       1,900,000          645,943
     9/01/26 ..................................................................................       1,900,000          604,789
     9/01/27 ..................................................................................       1,900,000          566,257
     9/01/28 ..................................................................................       1,900,000          530,176
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ................................       4,500,000        4,736,160
     Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 ................................       3,000,000        3,122,220
     Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21 ................................      24,750,000       25,673,175
     junior lien, ETM, zero cpn., 1/01/28 .....................................................      19,150,000        7,701,364
     Refunding, Series A, 5.50%, 1/15/28 ......................................................       3,320,000        3,321,560
     senior lien, 5.00%, 1/01/33 ..............................................................      12,530,000       11,994,593
  San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37 ................      10,000,000       10,282,400
  San Marcos PFA Special Tax Revenue, Series A,
     5.65%, 9/01/36 ...........................................................................       5,180,000        5,092,769
     Pre-Refunded, 6.375%, 9/01/35 ............................................................       3,535,000        3,683,541
  San Marcos Public Facilities Authority Special Tax Revenue, Series A, 5.05%, 9/01/38 ........       3,250,000        2,892,988
  San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 ........       2,000,000        2,022,000
  San Mateo UHSD, COP, Phase I Projects, Series A, AMBAC Insured, 5.00%,
     12/15/27 .................................................................................       6,025,000        6,265,879
     12/15/30 .................................................................................       7,450,000        7,711,346
  Santa Rosa RDA Tax Allocation, Southwest Redevelopment Project, Series A, AMBAC Insured,
    5.00%, 8/01/25 ............................................................................       1,250,000        1,287,575
  Santee School District GO, Series A, FSA Insured, 5.00%,
     8/01/26 ..................................................................................       1,305,000        1,390,295
     8/01/31 ..................................................................................       6,845,000        7,236,602
  Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36 ......................................       2,000,000        1,906,360
  Sierra View Local Health Care District Revenue, 5.25%, 7/01/32 ..............................       3,000,000        3,011,070
  Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24 ................       2,375,000        2,453,233
  Southern California Public Power Authority Transmission Project Revenue, Southern
    Transmission Project, 6.125%, 7/01/18 .....................................................          50,000           50,059
  Stockton 1915 Act Revenue, Limited Obligation, Mosher AD No. 2003-2, 6.20%,
    9/02/23 ...................................................................................       2,955,000        3,047,935
  Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%,
    9/02/33 ...................................................................................       3,390,000        3,492,717
  Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.25%,
    9/01/25 ...................................................................................       3,500,000        4,005,925
  Sunnyvale School District GO, Election of 2004, Series A, FSA Insured, 5.00%, 9/01/27 .......       2,745,000        2,888,646
  Temecula RDA Tax Allocation Revenue, sub. lien, Escrow, Redevelopment Project No. 1,
    5.625%, 12/15/38 ..........................................................................       2,000,000        1,952,660
  Temecula Valley USD, CFD No. 2005-1 Special Tax, 5.00%, 9/01/36 .............................       1,000,000          888,650


                                                          Semiannual Report | 39

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
     Capital Appreciation, Asset-Backed, Series A-2, zero cpn. to 5/31/08, 5.40% thereafter,
       6/01/27 ................................................................................   $   1,250,000   $    1,124,338
     Series A-1, 5.375%, 6/01/38 ..............................................................       5,000,000        4,404,550
     Series A-1, 5.50%, 6/01/45 ...............................................................       2,000,000        1,802,380
  Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
    Asset-Backed Bonds, Second Sub Series, zero cpn., 6/01/46 .................................      25,000,000        1,730,500
  Torrance COP, Refunding and Public Improvement Project, Series A, AMBAC Insured, 5.00%,
    6/01/34 ...................................................................................       3,720,000        3,836,324
  Truckee-Donner PUD Special Tax, CFD No. 04-1,
     5.75%, 9/01/29 ...........................................................................       2,975,000        3,002,786
     5.80%, 9/01/35 ...........................................................................       4,630,000        4,652,548
  Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
     5.20%, 9/01/25 ...........................................................................       3,000,000        2,928,450
     5.25%, 9/01/30 ...........................................................................       5,050,000        4,714,326
     5.30%, 9/01/35 ...........................................................................       7,395,000        6,896,947
  Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37 .............................       2,100,000        2,121,357
  Tustin USD, GO, School Facilities ID No. 2002-1, Election of 2002, Series B,
    AMBAC Insured, 5.00%, 6/01/31 .............................................................       3,605,000        3,751,651
  University of California Regents Medical Center Pooled Revenue, Series A, MBIA Insured,
    4.50%, 5/15/47 ............................................................................      15,000,000       14,181,150
  Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A,
     5.90%, 9/01/24 ...........................................................................       2,380,000        2,441,475
     6.00%, 9/01/34 ...........................................................................       2,000,000        2,043,620
  Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31 .........       4,845,000        5,176,398
  Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District,
    Limited Obligation,
     5.00%, 9/02/25 ...........................................................................       1,060,000        1,005,611
     5.20%, 9/02/30 ...........................................................................       1,370,000        1,269,839
  Ventura USD, GO, Refunding, FSA Insured,
     5.125%, 8/01/28 ..........................................................................       1,180,000        1,273,621
     4.50%, 8/01/30 ...........................................................................       4,175,000        4,181,805
  Washington USD Yolo County COP, New High School Project, AMBAC Insured, 5.00%,
    8/01/30 ...................................................................................       5,000,000        5,150,300
  West Kern Community College District GO, Capital Appreciation, Election of 2004, Series B,
    XLCA Insured, zero cpn.,
     11/01/25 .................................................................................       2,435,000          991,727
     11/01/26 .................................................................................       2,480,000          953,585
     11/01/27 .................................................................................       1,400,000          508,802
     11/01/28 .................................................................................       1,445,000          497,094
     11/01/29 .................................................................................       1,485,000          483,368
     11/01/30 .................................................................................       2,650,000          815,829
     11/01/31 .................................................................................       2,695,000          786,266
  West Sacramento Special Tax,
     CFD No. 10, Pre-Refunded, 6.75%, 9/01/26 .................................................       3,235,000        3,488,171
     CFD No. 16, Pre-Refunded, 5.90%, 9/01/23 .................................................       1,000,000        1,109,890


40 | Semiannual Report

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  West Sacramento Special Tax, (continued)
     CFD No. 20, 5.125%, 9/01/25 ..............................................................   $     500,000   $      482,730
     CFD No. 20, 5.30%, 9/01/35 ...............................................................       1,740,000        1,627,352
  Western Riverside County Water and Wastewater Finance Authority Revenue, Eastern
    Municipal Water District Improvement, Series A, 5.00%,
     9/01/30 ..................................................................................       1,925,000        1,935,896
     9/01/35 ..................................................................................       2,000,000        1,999,840
  Westside USD, CFD No. 2005-3 Special Tax, 5.00%,
     9/01/26 ..................................................................................         700,000          642,124
     9/01/36 ..................................................................................       2,080,000        1,837,181
  William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36 ............................       2,500,000        2,319,350
  Woodland Special Tax, CFD No. 1,
     6.00%, 9/01/28 ...........................................................................       5,000,000        5,164,450
     6.25%, 9/01/34 ...........................................................................       6,750,000        7,007,175
  Yuba Community College District GO, Capital Appreciation, Election of 2006, Series B,
    AMBAC Insured, zero cpn.,
     8/01/42 ..................................................................................      10,090,000        1,630,040
     8/01/43 ..................................................................................      10,540,000        1,604,293
     8/01/44 ..................................................................................      11,010,000        1,589,624
                                                                                                                  ---------------
                                                                                                                   1,552,981,290
                                                                                                                  ---------------
  U.S. TERRITORIES 4.2%
  GUAM 0.8%
  Guam Government GO, Refunding, Series A,
     5.00%, 11/15/23 ..........................................................................       7,245,000        6,930,132
     5.25%, 11/15/37 ..........................................................................       6,500,000        6,064,370
                                                                                                                  ---------------
                                                                                                                      12,994,502
                                                                                                                  ---------------
  NORTHERN MARIANA ISLANDS 0.1%
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
    3/15/28 ...................................................................................       1,750,000        1,892,712
                                                                                                                  ---------------
  PUERTO RICO 3.3%
  Puerto Rico Commonwealth GO, Public Improvement, Series B,
     5.00%, 7/01/35 ...........................................................................       3,580,000        3,516,777
     Pre-Refunded, 5.00%, 7/01/35 .............................................................       6,420,000        7,092,688
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
    FGIC Insured, 5.00%,
     7/01/25 ..................................................................................      12,330,000       12,755,138
     7/01/26 ..................................................................................      13,940,000       14,380,644
  University of Puerto Rico Revenues, University System, Refunding,
     Series P, 5.00%, 6/01/26 .................................................................       5,000,000        5,044,700
     Series Q, 5.00%, 6/01/25 .................................................................       5,000,000        5,058,600
     Series Q, 5.00%, 6/01/36 .................................................................       6,000,000        5,972,880
                                                                                                                  ---------------
                                                                                                                      53,821,427
                                                                                                                  ---------------
  TOTAL U.S. TERRITORIES ......................................................................                       68,708,641
                                                                                                                  ---------------
  TOTAL LONG TERM INVESTMENTS (COST $1,618,258,530) ...........................................                    1,621,689,931
                                                                                                                  ---------------


                                                          Semiannual Report | 41

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 0.1%
  MUNICIPAL BONDS 0.1%
  CALIFORNIA 0.1%
d California State GO, Series A-2, Daily VRDN and Put, 3.49%, 5/01/33 .........................   $   1,600,000   $    1,600,000
d Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
    3.47%, 7/01/34 ............................................................................         400,000          400,000
                                                                                                                  ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,000,000) ..............................................                        2,000,000
                                                                                                                  ---------------
  TOTAL INVESTMENTS (COST $1,620,258,530) 100.0% ..............................................                    1,623,689,931
  OTHER ASSETS, LESS LIABILITIES 0.0% e .......................................................                          (36,237)
                                                                                                                  ---------------
  NET ASSETS 100.0% ...........................................................................                   $1,623,653,694
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 48.

a A portion or all of the securities purchased on a when-issued or delayed delivery basis. See Note 1(b).

b See Note 6 regarding defaulted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2007, the aggregate value of these securities was $8,026,673, representing 0.49% of net assets.

d Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

e Rounds to less than 0.1% of net assets.


42 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Municipal Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

                                                   --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   NOVEMBER 30, 2007
                                                      (UNAUDITED)                          YEAR ENDED MAY 31,
CLASS A                                                                   2007         2006         2005         2004         2003
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........       $  11.18       $  11.18     $  11.48     $  11.04     $  11.59     $  10.95
                                                   --------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................           0.23           0.46         0.47         0.48         0.49         0.50
   Net realized and unrealized gains (losses) ..          (0.03)            -- e      (0.30)        0.44        (0.55)        0.65
                                                   --------------------------------------------------------------------------------
Total from investment operations ...............           0.20           0.46         0.17         0.92        (0.06)        1.15
                                                   --------------------------------------------------------------------------------
Less distributions from net investment income ..          (0.22)         (0.46)       (0.47)       (0.48)       (0.49)       (0.51)
                                                   --------------------------------------------------------------------------------
Redemption fees ................................             -- e           -- e         -- e         -- e         --           --
                                                   --------------------------------------------------------------------------------
Net asset value, end of period .................       $  11.16       $  11.18     $  11.18     $  11.48     $  11.04     $  11.59
                                                   ================================================================================

Total return c .................................           1.82%          4.15%        1.54%        8.50%       (0.56)%      10.64%

RATIOS TO AVERAGE NET ASSETS d
Expenses before waiver and payments
   by affiliates ...............................           0.75%          0.75%        0.77%        0.79%        0.79%        0.80%
Expenses net of waiver and payments
   by affiliates ...............................           0.70%          0.70%        0.70%        0.70%        0.60%        0.60%
Net investment income ..........................           4.10%          4.06%        4.15%        4.24%        4.34%        4.49%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............       $177,053       $167,215     $146,005     $121,645     $111,223     $115,514
Portfolio turnover rate ........................           4.99%         10.25%        2.47%        8.36%       13.01%        8.24%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 43

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                              AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 95.7%
  MUNICIPAL BONDS 95.7%
  TENNESSEE 88.5%
  Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29 .............................   $   1,075,000   $    1,122,580
  Chattanooga GO, Pre-Refunded, 5.00%, 3/01/22 ................................................       2,215,000        2,284,507
  Clarksville Electric System Revenue, XLCA Insured, 5.00%,
     9/01/23 ..................................................................................       2,325,000        2,470,359
     9/01/32 ..................................................................................       4,000,000        4,168,840
  Clarksville Water Sewer and Gas Revenue,
     Improvement, FSA Insured, Pre-Refunded, 5.00%, 2/01/22 ...................................       1,210,000        1,273,343
     Refunding and Improvement, FSA Insured, 5.00%, 2/01/22 ...................................         790,000          811,749
  Cleveland Public Improvement GO, FGIC Insured, Pre-Refunded, 5.25%, 6/01/24 .................       3,000,000        3,089,160
  Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured, Pre-Refunded, 5.30%,
    5/01/28 ...................................................................................       1,170,000        1,179,571
  Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured, Pre-Refunded, 5.30%,
    5/01/28 ...................................................................................       1,830,000        1,839,351
  Franklin County Health and Educational Facilities Board Revenue, University South Project,
    AMBAC Insured, 5.00%, 9/01/24 .............................................................       2,000,000        2,096,580
  Franklin GO, Sewer and Water, Series B, Pre-Refunded, 5.00%, 4/01/19 ........................       1,000,000        1,079,270
  Franklin Special School District GO, 5.00%, 6/01/22 .........................................       1,455,000        1,534,879
  Greene County GO, Refunding, Series B, MBIA Insured, 5.00%, 6/01/24 .........................       1,000,000        1,048,620
  Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,
     FGIC Insured, 5.00%, 4/01/31 .............................................................       1,000,000        1,049,320
     Refunding and Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 ........................       2,500,000        2,585,925
  Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities,
    Improvement,
     FGIC Insured, 5.00%, 9/01/35 .............................................................       3,700,000        3,830,832
     MBIA Insured, 5.00%, 9/01/29 .............................................................       1,000,000        1,038,730
     MBIA Insured, 5.00%, 9/01/34 .............................................................       2,310,000        2,391,289
  Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 .................................         100,000          100,100
  Johnson City Health and Educational Facilities Board Hospital Revenue,
     first mortgage, Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%,
       7/01/21 ................................................................................       2,970,000        3,175,940
     Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ....................................       3,000,000        3,072,660
  Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
    Series A, GNMA Secured, 5.90%, 6/20/37 ....................................................       1,380,000        1,406,275
  Knox County First Utility District Water and Sewer Revenue,
     MBIA Insured, 5.00%, 12/01/24 ............................................................       1,790,000        1,888,056
     MBIA Insured, 5.00%, 12/01/25 ............................................................       1,000,000        1,052,490
     Refunding and Improvement, Refunding, Series A, MBIA Insured, 5.625%, 12/01/19 ...........         555,000          561,538
     Refunding and Improvement, Series A, MBIA Insured, Pre-Refunded, 5.625%, 12/01/19 ........         445,000          449,450
  Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
     Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/36 ..........       5,000,000        1,087,150
     Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 ...........................       1,250,000        1,395,375
  Knox County Health Educational and Housing Facilities Board Revenue, University Health
    System Inc., Refunding, 5.25%, 4/01/27 ....................................................       2,500,000        2,493,800
  Knoxville Electric Revenue, System, Series U, Pre-Refunded, 5.125%, 7/01/21 .................       2,340,000        2,449,138
  Knoxville Waste Water System Revenue, Improvement, Series A, MBIA Insured, 5.00%,
    4/01/37 ...................................................................................       3,620,000        3,754,483
  Knoxville Water Revenue, System Improvement, Series R, FSA Insured, 5.00%, 3/01/30 ..........       2,370,000        2,473,616


44 | Semiannual Report

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                              AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ...................   $   1,000,000   $    1,035,120
  Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 .........       2,500,000        2,736,950
  Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
    6/01/21 ...................................................................................       2,000,000        2,070,440
  Memphis GO, Pre-Refunded, 5.00%, 4/01/17 ....................................................       2,000,000        2,030,700
  Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
    3/01/24 ...................................................................................       4,780,000        4,991,658
  Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Series A,
    AMBAC Insured, Pre-Refunded, 5.25%, 11/01/23 ..............................................       7,145,000        7,771,045
  Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
     5.20%, 5/15/23 ...........................................................................         800,000          820,768
     AMBAC Insured, 5.00%, 5/15/25 ............................................................       5,000,000        5,235,150
  Metropolitan Government of Nashville and Davidson County GO,
     Refunding, Series B, 5.00%, 8/01/25 ......................................................       5,000,000        5,268,950
     Series C, 5.00%, 2/01/25 .................................................................       3,000,000        3,143,070
  Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
    Board Revenue,
     Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28 .........       2,500,000        2,645,625
     Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 .....................         500,000          501,140
  Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
    Refunding, 5.50%, 1/01/16 .................................................................         395,000          399,689
  Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
    Clarksville Regional Health System, Improvement, Pre-Refunded, 5.375%,
     1/01/18 ..................................................................................         175,000          176,997
     1/01/28 ..................................................................................       4,270,000        4,318,721
  Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ................         750,000          785,190
  Rutherford County Consolidated Utility District Waterworks Revenue,
     FSA Insured, 5.00%, 2/01/36 ..............................................................       3,060,000        3,184,511
     Refunding, MBIA Insured, 5.00%, 2/01/27 ..................................................       1,000,000        1,049,770
  Shelby County GO, Public Improvement and School, Series B, Pre-Refunded, 5.00%,
    6/01/24 ...................................................................................       2,000,000        2,052,220
  Shelby County Health Educational and Housing Facilities Board Revenue,
     Ave Maria Assisted Living Project, Series A, 5.50%, 12/01/31 .............................       2,010,000        2,058,280
     St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36 .........................       5,000,000        5,027,500
  South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 ......       1,750,000        1,773,397
  Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 .....................         350,000          354,015
  Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.25%, 9/01/26 ....................       5,000,000        5,023,300
  Tennessee HDA Revenue, Homeownership Program,
     5.375%, 7/01/23 ..........................................................................         390,000          393,576
     2006-3, 4.90%, 7/01/37 ...................................................................       5,000,000        4,784,750
     Series 3C, 6.00%, 1/01/20 ................................................................         230,000          233,307
  Tennessee State School Bond Authority Revenue, Higher Education Facilities, Second Program,
    Refunding, Series A, MBIA Insured, 5.00%,
     5/01/26 ..................................................................................       1,250,000        1,308,175
     5/01/30 ..................................................................................       3,000,000        3,128,010
  West Carroll Special School GO, MBIA Insured, Pre-Refunded, 5.375%, 6/01/29 .................       1,055,000        1,088,254


                                                          Semiannual Report | 45

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                              AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  TENNESSEE (CONTINUED)
  West Wilson Utility District Waterworks Revenue,
     AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23 ..............................................   $   3,780,000   $    4,028,724
     Improvement, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ..................................       1,805,000        1,967,504
     Refunding, AMBAC Insured, 5.25%, 6/01/23 .................................................         720,000          750,226
     Refunding, MBIA Insured, 4.75%, 6/01/23 ..................................................       1,805,000        1,861,190
     Refunding and Improvement, MBIA Insured, 4.75%, 6/01/28 ..................................       2,000,000        2,030,540
  White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
     FSA Insured, Pre-Refunded, 5.125%, 1/01/26 ...............................................       1,100,000        1,160,148
     FSA Insured, Pre-Refunded, 6.00%, 1/01/26 ................................................       1,000,000        1,055,680
     Refunding, FSA Insured, 5.125%, 1/01/26 ..................................................       1,400,000        1,438,136
  Williamson County GO, Public Improvement,
     Pre-Refunded, 5.375%, 3/01/19 ............................................................       1,480,000        1,548,287
     Pre-Refunded, 5.00%, 4/01/20 .............................................................       2,000,000        2,134,160
     Refunding, 5.00%, 3/01/20 ................................................................       2,000,000        2,150,720
  Wilson County COP, FSA Insured, 5.25%, 3/30/18 ..............................................       1,000,000        1,025,400
                                                                                                                  ---------------
                                                                                                                     156,795,969
                                                                                                                  ---------------
  U.S. TERRITORIES 7.2%
  PUERTO RICO 6.6%
  Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
    5.00%, 7/01/32 ............................................................................       1,500,000        1,610,655
  Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, MBIA Insured,
    5.00%, 7/01/25 ............................................................................       5,000,000        5,188,000
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
     MBIA Insured, 6.25%, 7/01/24 .............................................................         200,000          200,316
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/30 .........       2,000,000        2,071,900
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 .....................................................         655,000          667,582
     Series D, Pre-Refunded, 5.375%, 7/01/33 ..................................................       1,845,000        2,004,556
                                                                                                                  ---------------
                                                                                                                      11,743,009
                                                                                                                  ---------------
  VIRGIN ISLANDS 0.6%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .....       1,000,000        1,017,070
                                                                                                                  ---------------
  TOTAL U.S. TERRITORIES ......................................................................                       12,760,079
                                                                                                                  ---------------
  TOTAL LONG TERM INVESTMENTS (COST $164,973,348) .............................................                      169,556,048
                                                                                                                  ---------------


46 | Semiannual Report

Franklin Municipal Securities Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                              AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 2.1%
  MUNICIPAL BONDS 2.1%
  TENNESSEE 2.1%
a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
    Put, 3.62%,
     1/01/33 ..................................................................................   $     100,000   $      100,000
     7/01/34 ..................................................................................       1,000,000        1,000,000
     11/01/35 .................................................................................         400,000          400,000
a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
    and Put, 3.62%,
     4/01/32 ..................................................................................         700,000          700,000
     7/01/34 ..................................................................................         970,000          970,000
     2/01/36 ..................................................................................         500,000          500,000
                                                                                                                  ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $3,670,000) ..............................................                        3,670,000
                                                                                                                  ---------------
  TOTAL INVESTMENTS (COST $168,643,348) 97.8% .................................................                      173,226,048
  OTHER ASSETS, LESS LIABILITIES 2.2% .........................................................                        3,826,979
                                                                                                                  ---------------
  NET ASSETS 100.0% ...........................................................................                   $  177,053,027
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 48.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
CIFP     - Capital Improvement Financing Program
COP      - Certificate of Participation
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
ID       - Improvement District
IDBR     - Industrial Development Board Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MFHR     - Multi-Family Housing Revenue
MFR      - Multi-Family Revenue
PBA      - Public Building Authority
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RDA      - Redevelopment Agency/Authority
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
XLCA     - XL Capital Assurance


48 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Municipal Securities Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2007 (unaudited)

                                                                                           -----------------------------------------
                                                                                           FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                                                HIGH YIELD            MUNICIPAL
                                                                                              MUNICIPAL FUND          BOND FUND
                                                                                           -----------------------------------------
Assets:
   Investments in securities:
      Cost .............................................................................   $     1,620,258,530     $    168,643,348
                                                                                           =========================================
      Value ............................................................................   $     1,623,689,931     $    173,226,048
   Cash ................................................................................               101,094               78,686
   Receivables:
      Capital shares sold ..............................................................             4,864,524            1,603,103
      Interest .........................................................................            22,296,042            2,599,227
                                                                                           -----------------------------------------
         Total assets ..................................................................         1,650,951,591          177,507,064
                                                                                           -----------------------------------------
Liabilities:
   Payables:
      Investment securities purchased ..................................................            17,910,734                   --
      Capital shares redeemed ..........................................................             6,310,454              133,693
      Affiliates .......................................................................               917,420               92,437
      Distributions to shareholders ....................................................             2,005,548              211,867
   Accrued expenses and other liabilities ..............................................               153,741               16,040
                                                                                           -----------------------------------------
         Total liabilities .............................................................            27,297,897              454,037
                                                                                           -----------------------------------------
            Net assets, at value .......................................................   $     1,623,653,694     $    177,053,027
                                                                                           =========================================
Net assets consist of:
   Paid-in capital .....................................................................   $     1,674,804,745     $    176,673,588
   Undistributed net investment income (distributions in excess of net investment
      income) ..........................................................................             1,052,814              (14,538)
   Net unrealized appreciation (depreciation) ..........................................             3,431,401            4,582,700
   Accumulated net realized gain (loss) ................................................           (55,635,266)          (4,188,723)
                                                                                           -----------------------------------------
            Net assets, at value .......................................................   $     1,623,653,694     $    177,053,027
                                                                                           =========================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin Municipal Securities Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
November 30, 2007 (unaudited)

                                                                                           -----------------------------------------
                                                                                           FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                                                HIGH YIELD            MUNICIPAL
                                                                                              MUNICIPAL FUND          BOND FUND
                                                                                           -----------------------------------------
CLASS A:
   Net assets, at value ................................................................   $     1,266,257,704     $    177,053,027
                                                                                           =========================================
   Shares outstanding ..................................................................           125,613,924           15,860,445
                                                                                           =========================================
   Net asset value per share a .........................................................   $             10.08     $          11.16
                                                                                           =========================================
   Maximum offering price per share (net asset value per share / 95.75%) ...............   $             10.53     $          11.66
                                                                                           =========================================
CLASS B:
   Net assets, at value ................................................................   $        24,850,627
                                                                                           ===================
   Shares outstanding ..................................................................             2,452,456
                                                                                           ===================
   Net asset value and maximum offering price per share a ..............................   $             10.13
                                                                                           ===================
CLASS C:
   Net assets, at value ................................................................   $       291,259,659
                                                                                           ===================
   Shares outstanding ..................................................................            28,762,244
                                                                                           ===================
   Net asset value and maximum offering price per share a ..............................   $             10.13
                                                                                           ===================
ADVISOR CLASS:
   Net assets, at value ................................................................   $        41,285,704
                                                                                           ===================
   Shares outstanding ..................................................................             4,091,897
                                                                                           ===================
   Net asset value and maximum offering price per share a ..............................   $             10.09
                                                                                           ===================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


50 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Municipal Securities Trust

STATEMENTS OF OPERATIONS
for the six months ended November 30, 2007 (unaudited)

                                                                                                 -----------------------------
                                                                                                    FRANKLIN        FRANKLIN
                                                                                                   CALIFORNIA      TENNESSEE
                                                                                                   HIGH YIELD      MUNICIPAL
                                                                                                 MUNICIPAL FUND    BOND FUND
                                                                                                 -----------------------------
Investment income:
   Interest ..................................................................................   $   43,515,627   $ 4,101,349
                                                                                                 -----------------------------
Expenses:
   Management fees (Note 3a) .................................................................        3,805,659       489,386
   Distribution fees: (Note 3c)
      Class A ................................................................................          645,191        85,650
      Class B ................................................................................           83,767            --
      Class C ................................................................................          946,663            --
   Transfer agent fees (Note 3e) .............................................................          236,354        26,009
   Custodian fees ............................................................................           12,087         1,223
   Reports to shareholders ...................................................................           39,619         4,786
   Registration and filing fees ..............................................................           32,832         4,040
   Professional fees .........................................................................           24,229        12,126
   Trustees' fees and expenses ...............................................................           14,204         1,922
   Other .....................................................................................           65,304        11,524
                                                                                                 -----------------------------
         Total expenses ......................................................................        5,905,909       636,666
         Expenses waived/paid by affiliates (Note 3f) ........................................               --       (39,026)
                                                                                                 -----------------------------
            Net expenses .....................................................................        5,905,909       597,640
                                                                                                 -----------------------------
               Net investment income .........................................................       37,609,718     3,503,709
                                                                                                 -----------------------------
Realized and unrealized gain (losses):
   Net realized gain (loss) from investments .................................................       (1,276,162)      (16,869)
   Net change in unrealized appreciation (depreciation) on investments .......................      (56,646,310)     (295,546)
                                                                                                 -----------------------------
Net realized and unrealized gain (loss) ......................................................      (57,922,472)     (312,415)
                                                                                                 -----------------------------
Net increase (decrease) in net assets resulting from operations ..............................   $  (20,312,754)  $ 3,191,294
                                                                                                 =============================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 51

Franklin Municipal Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                       ------------------------------------------------------------------------
                                                               FRANKLIN CALIFORNIA                   FRANKLIN TENNESSEE
                                                            HIGH YIELD MUNICIPAL FUND               MUNICIPAL BOND FUND
                                                       ------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                       NOVEMBER 30, 2007      YEAR ENDED     NOVEMBER 30, 2007     YEAR ENDED
                                                          (UNAUDITED)        MAY 31, 2007       (UNAUDITED)       MAY 31, 2007
                                                       ------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ........................   $     37,609,718    $    66,035,750     $   3,503,709     $   6,440,820
      Net realized gain (loss) from investments ....         (1,276,162)           317,314           (16,869)          (21,490)
      Net change in unrealized appreciation
         (depreciation) on investments .............        (56,646,310)        14,573,641          (295,546)         (169,451)
                                                       ------------------------------------------------------------------------
            Net increase (decrease) in net assets
               resulting from operations ...........        (20,312,754)        80,926,705         3,191,294         6,249,879
                                                       ------------------------------------------------------------------------
Distributions to shareholders from:
      Net investment income:
         Class A ...................................        (29,661,843)       (55,564,834)       (3,387,831)       (6,458,042)
         Class B ...................................           (523,396)        (1,165,723)               --                --
         Class C ...................................         (5,863,029)        (9,448,052)               --                --
         Advisor Class .............................           (771,990)          (161,828)               --                --
                                                       ------------------------------------------------------------------------
   Total distributions to shareholders .............        (36,820,258)       (66,340,437)       (3,387,831)       (6,458,042)
                                                       ------------------------------------------------------------------------
   Capital share transactions: (Note 2)
         Class A ...................................        (17,787,314)       249,880,606        10,034,894        21,417,319
         Class B ...................................         (1,485,348)        (3,101,066)               --                --
         Class C ...................................         15,863,154         92,719,254                --                --
         Advisor Class .............................         24,126,374         18,320,509                --                --
                                                       ------------------------------------------------------------------------
   Total capital share transactions ................         20,716,866        357,819,303        10,034,894        21,417,319
                                                       ------------------------------------------------------------------------
   Redemption fees .................................              2,523                 --                30               118
                                                       ------------------------------------------------------------------------
            Net increase (decrease) in net assets ..        (36,413,623)       372,405,571         9,838,387        21,209,274
Net assets:
   Beginning of period .............................      1,660,067,317      1,287,661,746       167,214,640       146,005,366
                                                       ------------------------------------------------------------------------
   End of period ...................................   $  1,623,653,694    $ 1,660,067,317     $ 177,053,027     $ 167,214,640
                                                       ========================================================================
Undistributed net investment income (distributions
   in excess of net investment
   income) included in net assets:
      End of period ................................   $      1,052,814    $       263,354     $     (14,538)    $    (130,416)
                                                       ========================================================================


52 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Municipal Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of two funds (Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-------------------------------------------------------------------------------------------
CLASS A                                      CLASS A, CLASS B, CLASS C & ADVISOR CLASS
-------------------------------------------------------------------------------------------
Franklin Tennessee Municipal Bond Fund       Franklin California High Yield Municipal Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


                                                          Semiannual Report | 53

Franklin Municipal Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.


54 | Semiannual Report

Franklin Municipal Securities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                                             ----------------------------------------------------------
                                                                 FRANKLIN CALIFORNIA            FRANKLIN TENNESSEE
                                                              HIGH YIELD MUNICIPAL FUND         MUNICIPAL BOND FUND
                                                             ----------------------------------------------------------
                                                                SHARES         AMOUNT          SHARES        AMOUNT
                                                             ----------------------------------------------------------
CLASS A SHARES:
Six months ended November 30, 2007
   Shares sold ...........................................    15,921,318   $ 162,515,116      1,831,852   $ 20,356,987
   Shares issued in reinvestment
     of distributions ....................................     1,613,992      16,434,453        198,195      2,198,670
   Shares redeemed .......................................   (19,277,751)   (196,736,883)    (1,128,079)   (12,520,763)
                                                             ----------------------------------------------------------
   Net increase (decrease) ...............................    (1,742,441)  $ (17,787,314)       901,968   $ 10,034,894
                                                             ==========================================================
Year ended May 31, 2007
   Shares sold ...........................................    42,071,653   $ 440,621,071      3,477,884   $ 39,150,876
   Shares issued in reinvestment
     of distributions ....................................     2,664,718      27,905,573        343,340      3,866,577
   Shares redeemed .......................................   (20,867,820)   (218,646,038)    (1,919,139)   (21,600,134)
                                                             ----------------------------------------------------------
   Net increase (decrease) ...............................    23,868,551   $ 249,880,606      1,902,085   $ 21,417,319
                                                             ==========================================================
CLASS B SHARES:
Six months ended November 30, 2007
   Shares sold ...........................................        56,345   $     574,571
   Shares issued in reinvestment
     of distributions ....................................        26,832         274,663
   Shares redeemed .......................................      (227,956)     (2,334,582)
                                                             ----------------------------
   Net increase (decrease) ...............................      (144,779)  $  (1,485,348)
                                                             ============================
Year ended May 31, 2007
   Shares sold ...........................................        98,410   $   1,034,494
   Shares issued in reinvestment
     of distributions ....................................        57,377         603,444
   Shares redeemed .......................................      (451,564)     (4,739,004)
                                                             ----------------------------
   Net increase (decrease) ...............................      (295,777)  $  (3,101,066)
                                                             ============================


                                                          Semiannual Report | 55

Franklin Municipal Securities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                              ---------------------------
                                                                  FRANKLIN CALIFORNIA
                                                               HIGH YIELD MUNICIPAL FUND
                                                              ---------------------------
                                                                SHARES         AMOUNT
                                                              ---------------------------
CLASS C SHARES:
Six months ended November 30, 2007
   Shares sold ...........................................     4,101,565   $  42,107,148
   Shares issued in reinvestment
     of distributions ....................................       316,931       3,242,333
   Shares redeemed .......................................    (2,882,115)    (29,486,327)
                                                              ---------------------------
   Net increase (decrease) ...............................     1,536,381   $  15,863,154
                                                              ===========================
Year ended May 31, 2007
   Shares sold ...........................................    11,769,160   $ 123,836,877
   Shares issued in reinvestment
     of distributions ....................................       478,252       5,029,277
   Shares redeemed .......................................    (3,438,176)    (36,146,900)
                                                              ---------------------------
   Net increase (decrease) ...............................     8,809,236   $  92,719,254
                                                              ===========================
ADVISOR CLASS SHARES:
Six months ended November 30, 2007
   Shares sold ...........................................     2,939,929   $  30,126,416
   Shares issued in reinvestment
     of distributions ....................................        14,389         146,967
   Shares redeemed .......................................      (600,608)     (6,147,009)
                                                              ---------------------------
   Net increase (decrease) ...............................     2,353,710   $  24,126,374
                                                              ===========================
Period ended May 31, 2007 a
   Shares sold ...........................................     1,822,041   $  19,204,688
   Shares issued in reinvestment
     of distributions ....................................         1,665          17,511
   Shares redeemed .......................................       (85,519)       (901,690)
                                                              ---------------------------
   Net increase (decrease) ...............................     1,738,187   $  18,320,509
                                                              ===========================

a For the period November 15, 2006 (effective date) to May 31, 2007.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent


56 | Semiannual Report

Franklin Municipal Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
       0.625%          Up to and including $100 million
       0.500%          Over $100 million, up to and including $250 million
       0.450%          Over $250 million, up to and including $10 billion
       0.440%          Over $10 billion, up to and including $12.5 billion
       0.420%          Over $12.5 billion, up to and including $15 billion
       0.400%          Over $15 billion, up to and including $17.5 billion
       0.380%          Over $17.5 billion, up to and including $20 billion
       0.360%          In excess of $20 billion

Effective January 1, 2008, the Funds will pay fees based on the average daily net assets of each of the Funds as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
       0.625%          Up to and including $100 million
       0.500%          Over $100 million, up to and including $250 million
       0.450%          Over $250 million, up to and including $7.5 billion
       0.440%          Over $7.5 billion, up to and including $10 billion
       0.430%          Over $10 billion, up to and including $12.5 billion
       0.420%          Over $12.5 billion, up to and including $15 billion
       0.400%          Over $15 billion, up to and including $17.5 billion
       0.380%          Over $17.5 billion, up to and including $20 billion
       0.360%          In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


                                                          Semiannual Report | 57

Franklin Municipal Securities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                                    ------------------------------------------
                                    FRANKLIN CALIFORNIA    FRANKLIN TENNESSEE
                                         HIGH YIELD            MUNICIPAL
                                       MUNICIPAL FUND          BOND FUND
                                    ------------------------------------------
Reimbursement Plans:
Class A .........................           0.15%                 0.15%

Distributors has agreed to limit the current rate to 0.10% per year for each of the Funds.

Compensation Plans:
Class B .........................           0.65%                   --
Class C .........................           0.65%                   --

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                                        -----------------------------------------
                                                                        FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                             HIGH YIELD           MUNICIPAL
                                                                           MUNICIPAL FUND         BOND FUND
                                                                        -----------------------------------------
Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ...................................................            $  201,592            $  51,565
Contingent deferred sales charges retained ..........................            $  198,185                   --

E. TRANSFER AGENT FEES

For the period ended November 30, 2007, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                                        -----------------------------------------
                                                                        FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                                             HIGH YIELD           MUNICIPAL
                                                                           MUNICIPAL FUND         BOND FUND
                                                                        -----------------------------------------
Transfer agent fees .................................................            $  130,314            $  14,188

F. WAIVER AND EXPENSE REIMBURSEMENTS

For the Franklin Tennessee Municipal Bond Fund, Advisers has agreed in advance to waive all or a portion of its fees and to assume payment of other expenses through September 30, 2008. Total expenses waived are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. After September 30, 2008, Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.


58 | Semiannual Report

Franklin Municipal Securities Trust

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2007, the capital loss carryforwards were as follows:

                                                 -----------------------------------------
                                                 FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                      HIGH YIELD           MUNICIPAL
                                                    MUNICIPAL FUND         BOND FUND
                                                 -----------------------------------------
Capital loss carryforwards expiring in:
   2008 ......................................        $    7,867,595         $    491,071
   2009 ......................................            31,858,136            1,676,320
   2010 ......................................             4,003,471              480,932
   2011 ......................................                    --               95,080
   2012 ......................................             7,294,061              984,101
   2013 ......................................             2,650,186              422,643
   2015 ......................................               684,955               11,310
                                                 -----------------------------------------
                                                      $   54,358,404         $  4,161,457
                                                 =========================================

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At May 31, 2007, the Franklin Tennessee Municipal Bond Fund deferred realized capital losses of $10,396.

At November 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                 -----------------------------------------
                                                 FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                      HIGH YIELD           MUNICIPAL
                                                    MUNICIPAL FUND         BOND FUND
                                                 -----------------------------------------
Cost of investments ..........................       $ 1,618,649,042        $ 168,606,263
                                                 =========================================

Unrealized appreciation ......................       $    51,466,587        $   5,615,730
Unrealized depreciation ......................           (46,425,698)            (995,945)
                                                 -----------------------------------------
Net unrealized appreciation (depreciation) ...       $     5,040,889        $   4,619,785
                                                 =========================================

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2007, were as follows:

                                                 -----------------------------------------
                                                 FRANKLIN CALIFORNIA   FRANKLIN TENNESSEE
                                                      HIGH YIELD           MUNICIPAL
                                                    MUNICIPAL FUND         BOND FUND
                                                 -----------------------------------------
Purchases ....................................        $  229,270,769         $ 16,367,863
Sales ........................................        $  139,156,047         $  8,344,070


                                                          Semiannual Report | 59

Franklin Municipal Securities Trust

6. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin California High Yield Municipal Fund has 26.35% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2007, the value of this security was $1,050,282, representing 0.06% of the fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

7. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.


60 | Semiannual Report

Franklin Municipal Securities Trust

8. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), on November 30, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Funds have reviewed the tax positions for open tax years (tax years ended May 31, 2005 - 2007) and have determined that the implementation of FIN 48 did not have a material impact on the Funds' financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 61

Franklin Municipal Securities Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


62 | Semiannual Report

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

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund II 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
   Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity
   U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


12/07                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON           One Franklin Parkway
   INVESTMENTS               San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN MUNICIPAL SECURITIES TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


MUN S2007 01/08

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2008


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    January 25, 2008